                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6471

                Van Kampen Trust For Investment Grade Municipals
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/08

Item 1. Report to Shareholders

The Trust's semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Investment Grade Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2008.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/08

TRUST FOR INVESTMENT GRADE MUNICIPALS
SYMBOL: VGM
------------------------------------------------------------
AVERAGE ANNUAL                       BASED        BASED ON
TOTAL RETURNS                        ON NAV     MARKET PRICE

Since Inception (1/24/92)             6.95%         6.65%

10-year                               5.36          5.96

5-year                                2.88          3.68

1-year                               -7.28         -5.62

6-month                              -4.90          2.57
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISER. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The Trust's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements the trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The Index does not include any expenses, fees or sales charges, which would lower performance. The Index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

MARKET CONDITIONS

The financial markets experienced significant volatility throughout the six-month reporting period as many large banks and financial firms began writing down mortgage-related losses, and liquidity and credit availability became even more restricted. At the same time, the pace of economic growth began to slow, with gross domestic product (GDP) growth measuring an anemic 0.6 percent for the fourth quarter of 2007. As weaker economic data was released in the first quarter of 2008, fears of recession grew and consumer confidence waned, prompting investors to continue to seek out the relative safety of high-quality Treasury securities over other sectors of the fixed income market.

The municipal bond market faced additional headwinds as various monoline bond insurers experienced credit rating downgrades, which caused spreads to widen, and the auction rate and variable rate markets deteriorated. As a result, the municipal market underperformed Treasuries for the overall period, with municipal bond prices reaching historically attractive levels relative to Treasury bonds in the first quarter of 2008. While yields on short-dated municipal securities declined, yields on intermediate- and long-dated securities rose, leading to the steepest yield curve in the past four years as the spread between one-year and 30-year maturities reached 343 basis points. After a record year for new municipal bond issuance in 2007, the amount of new issues coming to market in the first four months of 2008 declined by roughly nine percent versus the same period one year earlier due in part to a drop in refunding issuance.

The Federal Reserve (the "Fed") took various steps to ease the liquidity crisis and boost the economy during the period. Not only did the Federal Open Market Committee reduce the target federal funds rate from 4.50 percent to 2.00 percent by the end of the period, but in an unprecedented move, the Fed granted primary Treasury dealers (mostly brokerage firms) access to its discount window and loosened its collateral requirements, extending loans of Treasury securities in exchange for lower quality, less liquid securities. Finally, in the biggest headline event, the Fed arranged and supported JPMorgan Chase's purchase of Bear Stearns, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2008

-----------------------------------------------------
                                LEHMAN BROTHERS
      BASED ON     BASED ON        MUNICIPAL
        NAV      MARKET PRICE     BOND INDEX

       -4.90%       2.57%            1.47%
-----------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Although the municipal market rebounded in the last two months of the reporting period and outperformed Treasuries, it was an extremely difficult period overall, particularly for higher-yielding, lower-rated bonds as the flight to quality put considerable pressure on prices. The Trust maintained an allocation to non-rated bonds throughout the reporting period whereas the Lehman Brothers Municipal Bond Index contains only investment-grade issues. As such, the Trust's overweight to non-rated, higher-yielding securities was a contributor to its relative underperformance. Holdings in BBB rated bonds, particularly within the health care and tobacco sectors, also tempered returns.

The Trust's yield curve positioning also hindered performance, as it was overweighted on the long end of the municipal yield curve, which underperformed the shorter end of the curve. The negative impact was amplified by holdings in longer-maturity inverse floating-rate securities*, which are highly sensitive to interest rate changes. However, these securities did serve to enhance the Trust's income and diversification during the period. Additionally, the emphasis on the long end of the curve led to a longer duration (a measure of interest-rate sensitivity) for the Trust, which we reduced somewhat through the use of a Treasury futures hedge. However, the Trust still maintained a slightly longer duration than that of the Lehman Brothers Municipal Bond Index, which detracted from performance as rates on the

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

intermediate and long end of the curve rose. At the same time, the Treasury market rally hurt the performance of the hedge.

Conversely, an overweight to pre-refunded bonds was additive to performance. These are high-quality, shorter-maturity issues which benefited as short-term rates declined during the period. The Trust's holdings in higher-yielding municipal auction rate securities (ARS) with low durations were also beneficial to performance.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

RATINGS ALLOCATION AS OF 4/30/08
AAA/Aaa                                                          45.3%
AA/Aa                                                            16.1
A/A                                                              12.2
BBB/Baa                                                          15.7
BB/Ba                                                             0.7
Non-Rated                                                        10.0

TOP FIVE SECTORS AS OF 4/30/08
Hospital                                                         23.4%
Public Education                                                  8.0
Single-Family                                                     7.2
General Purpose                                                   6.6
Master Tobacco Settlement                                         5.9

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/08
Florida                                                          22.8%
California                                                        9.9
Texas                                                             7.8
New York                                                          6.7
Illinois                                                          5.4
New Jersey                                                        3.4
South Carolina                                                    3.4
Ohio                                                              3.3
North Carolina                                                    3.2
Colorado                                                          2.4
Michigan                                                          2.4
Washington                                                        2.3
Massachusetts                                                     2.2
Arizona                                                           1.8
Iowa                                                              1.7
Pennsylvania                                                      1.6
Georgia                                                           1.5
Virginia                                                          1.4
Missouri                                                          1.4
Alabama                                                           1.3
Wisconsin                                                         1.2
Indiana                                                           1.2
Nevada                                                            1.2
District of Columbia                                              1.0
Tennessee                                                         1.0
Connecticut                                                       0.9
Kansas                                                            0.9
Louisiana                                                         0.8
Kentucky                                                          0.7
Alaska                                                            0.7
Maryland                                                          0.6
Minnesota                                                         0.5
South Dakota                                                      0.5
Oklahoma                                                          0.5
Oregon                                                            0.4
Guam                                                              0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/08
                                       (continued from previous page)
Puerto Rico                                                       0.4%
U.S. Virgin Islands                                               0.2
Nebraska                                                          0.2
New Hampshire                                                     0.1
Utah                                                              0.1
North Dakota                                                      0.1
Wyoming                                                           0.1
West Virginia                                                     0.1
New Mexico                                                        0.1
Idaho                                                             0.1
Rhode Island                                                      0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings allocation and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  202.6%
            ALABAMA  2.7%
$   3,660   Alabama St Brd Ed Rev & Impt Southn Univ St
            Cmnty Rfdg (MBIA Insd) (a)................... 5.250%   07/01/20   $    3,850,503
    3,225   Bessemer, AL Governmental Util Svcs Corp Wtr
            Supply Rev Rfdg Ser A (AGL Insd) (b)......... 5.000    06/01/39        3,220,808
      750   Birmingham Baptist Med Ctr AL Baptist Hlth
            Sys Ser A.................................... 5.875    11/15/24          755,160
    7,600   Birmingham Baptist Med Ctr AL Spl Care Fac
            Fin Auth Rev Baptist Hlth Sys Inc Ser A...... 5.000    11/15/30        6,616,484
    2,525   Huntsville-Redstone Vlg, AL Spl Care Fac Fin
            Auth Redstone Vlg Proj....................... 5.500    01/01/43        2,108,324
    5,200   University AL at Birmingham Hosp Rev
            Ser A (c).................................... 5.000    09/01/41        5,195,944
                                                                              --------------
                                                                                  21,747,223
                                                                              --------------
            ALASKA  1.4%
    1,500   Alaska St Hsg Fin Corp Gen Hsg Ser A
            (FGIC Insd).................................. 5.000    12/01/30        1,512,495
    3,650   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)
            (Prerefunded @ 10/01/12)..................... 5.250    10/01/27        3,991,421
    1,575   Matanuska-Susitna Boro, AK Ctf Partn Pub
            Safety Bldg Lease (FSA Insd)................. 5.750    03/01/16        1,656,916
    5,300   Northern Tob Sec Corp Rev Bkd Ser A.......... 5.000    06/01/46        4,141,155
                                                                              --------------
                                                                                  11,301,987
                                                                              --------------
            ARIZONA  3.7%
    1,000   Arizona Hlth Fac Auth Hosp Sys Rev John C
            Lincoln Hlth Network (Prerefunded @
            12/01/12).................................... 6.375    12/01/37        1,148,810
    6,075   Glendale, AZ Indl Dev Auth John C Lincoln
            Hlth Rfdg Ser B.............................. 5.000    12/01/37        5,398,974
    3,050   Glendale, AZ Indl Dev Auth Rfdg.............. 5.000    12/01/35        2,723,711
    3,000   Goodyear, AZ McDowell Rd Coml Corridor Impt
            Dist Impt (AMBAC Insd)....................... 5.250    01/01/32        3,056,250
    3,500   Maricopa Cnty, AZ Hosp Rev Sun Hlth Corp..... 5.000    04/01/35        3,129,385
    3,400   Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr
            Rev Global Wtr Resh LLC Proj (AMT)........... 6.550    12/01/37        3,166,998
   11,750   University of AZ Med Ctr Corp................ 5.000    07/01/35       10,500,622
                                                                              --------------
                                                                                  29,124,750
                                                                              --------------
            CALIFORNIA  20.2%
      900   Aliso Viejo, CA Cmnty Fac Dist Spl Tax No
            2005-01 Glenwood at Aliso.................... 6.000    09/01/38          886,077
    1,300   Anaheim, CA Pub Fin Auth Lease Rev Pub Impt
            Proj Ser C (FSA Insd)........................ 6.000    09/01/16        1,489,631
    3,735   Anaheim, CA Pub Fin Auth Rev Elec Sys Dist
            Fac Ser A (FSA Insd)......................... 5.000    10/01/31        3,791,025
    6,000   Anaheim, CA Redev Agy Tax Allocation Rfdg
            Merged Redev Proj Area Ser A (FSA Insd)
            (c).......................................... 5.000    02/01/31        6,158,010

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   1,000   California Cnty, CA Tob Agy Tob Sec Sonoma
            Cnty Corp Rfdg............................... 5.250%   06/01/45   $      829,160
    3,000   California Hsg Fin Agy Rev Home Mtg Class B
            Ser G (AMT) (c).............................. 4.950    08/01/23        2,903,670
    2,000   California Hsg Fin Agy Rev Home Mtg Class B
            Ser G (AMT) (c).............................. 5.050    08/01/29        1,935,780
    7,300   California Hsg Fin Agy Rev Home Mtg Class B
            Ser M (AMT) (c).............................. 4.800    08/01/36        6,590,331
    1,550   California Hsg Fin Agy Rev Home Mtg
            Ser M (AMT).................................. 4.700    08/01/36        1,373,099
    4,700   California Infrastructure & Econ Dev Bk Rev
            San Francisco Ballet Assn (FGIC Insd) (d)
            (e).......................................... 8.000    07/01/36        4,700,000
    1,500   California Pollutn Ctl Fin Auth Solid Waste
            Disp Rev Waste Mgmt Inc Proj Ser B (AMT)..... 5.000    07/01/27        1,269,825
      695   California St (AMBAC Insd)................... 5.125    10/01/27          698,642
    1,000   California St Dept Wtr Res Ctr Vly Proj Rev
            Wtr Sys Ser X (FGIC Insd).................... 5.000    12/01/29        1,017,160
    1,175   California St Dept Wtr Res Wtr Rev Cent Vy
            Proj Ser AE (b).............................. 5.000    12/01/24        1,244,654
    1,500   California St Dept Wtr Res Wtr Rev Cent Vy
            Proj Ser AE (b).............................. 5.000    12/01/25        1,582,620
    1,500   California St Dept Wtr Res Wtr Rev Cent Vy
            Proj Ser AE (b).............................. 5.000    12/01/26        1,576,365
      875   California St Dept Wtr Res Wtr Rev Cent Vy
            Proj Ser AE (b).............................. 5.000    12/01/27          915,906
    1,500   California St Dept Wtr Res Wtr Rev Cent Vy
            Proj Ser AE (b).............................. 5.000    12/01/28        1,563,915
    5,000   California St Univ Rev & Co Systemwide Ser A
            (AMBAC Insd)................................. 5.000    11/01/33        5,024,000
    9,150   California St Veterans Ser CD (AMT) (c)...... 4.600    12/01/32        8,882,163
    1,350   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A.............. 5.000    07/01/39        1,162,215
    9,015   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A.............. 5.250    07/01/30        8,347,169
    1,500   California Statewide Cmnty Dev Auth Rev Front
            Porch Cmnty & Svc Ser A (f).................. 5.125    04/01/37        1,343,370
    2,700   California Statewide Cmnty Dev Auth Rev Hlth
            Fac Adventist Hlth Ser A..................... 5.000    03/01/30        2,592,378
    3,750   California Statewide Cmnty Dev Auth Rev Hlth
            Fac Adventist Hlth Ser A..................... 5.000    03/01/35        3,533,362
    6,230   California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser A (c).................. 5.000    04/01/31        6,080,115
    1,920   California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser B...................... 5.000    03/01/41        1,845,101
    5,100   California Statewide Cmnty Dev Auth Rev
            Museum of Art Proj Ser C (FGIC Insd) (d)
            (e).......................................... 10.000   12/01/34        5,100,000

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   3,360   California Statewide Cmnty Dev Auth Rev
            Sutter Hlth Ser A............................ 5.000%   11/15/43   $    3,273,312
      600   Daly City, CA Hsg Dev Fin Agy Mobile Home Pk
            Rev Third Tier Franciscan Rfdg Ser C......... 6.500    12/15/47          539,784
    1,750   Florin, CA Res Consv Dist Cap Impt Elk Grove
            Wtr Svc Ser A (MBIA Insd).................... 5.000    09/01/33        1,744,890
    3,000   Florin, CA Res Consv Dist Cap Impt Elk Grove
            Wtr Svc Ser B (MBIA Insd).................... 5.000    03/01/33        2,991,330
    2,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg (MBIA Insd)..................   *      01/15/17        1,272,400
   10,750   Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Sr Lien Ser A (g)............................   *      01/01/23        5,469,277
    3,000   Fremont, CA Uni Sch Dist Ser A (FGIC Insd)... 5.000    08/01/25        3,074,910
    5,000   Golden St Tob Sec Corp CA Tob Settlement Rev
            Ser A-1...................................... 5.125    06/01/47        4,046,550
    5,000   Golden St Tob Sec Corp CA Tob Settlement Rev
            Enhanced Ser A............................... 5.000    06/01/45        4,718,850
    1,000   Golden St Tob Sec Corp CA Tob Settlement Rev
            Sr Ser A-1................................... 5.750    06/01/47          897,890
    3,840   Golden St Tob Sec Corp CA Tob Settlement Rev
            Ser A (c).................................... 5.750    06/01/47        3,447,955
    1,000   Hesperia, CA Pub Fin Auth Rev Redev & Hsg
            Proj Ser A (XLCA Insd)....................... 5.000    09/01/37          938,580
    4,000   Los Angeles, CA Dept Wtr & Pwr Ser A (FGIC
            Insd)........................................ 5.125    07/01/40        4,061,920
    2,000   Los Angeles, CA Wtr & Pwr Rev Pwr Sys Ser B
            (FSA Insd)................................... 5.000    07/01/28        2,044,620
    1,500   Metropolitan Wtr Dist Southn CA Wtrwks Rev
            Auth Ser B1 (FGIC Insd)...................... 5.000    10/01/33        1,527,000
      700   Morongo Band of Mission Indians CA Enterprise
            Rev Indians Enterprise Casino Ser B (f)...... 5.500    03/01/18          704,326
    3,500   Palm Springs, CA Fin Auth Lease Rev
            Convention Ctr Proj Ser A (MBIA Insd)........ 5.500    11/01/35        3,652,005
    3,400   Quechan Indian Tribe Ft Yuma Indian
            Reservation CA & Govt Proj................... 7.000    12/01/27        3,356,242
    2,400   Rancho Mirage, CA Jt Pwr Fin Auth Rev
            Eisenhower Med Ctr Ser A..................... 5.000    07/01/47        2,226,144
    1,000   Santa Clara Cnty, CA Brd Ed Ctf Partn Rfdg
            (MBIA Insd).................................. 5.000    04/01/25        1,020,920
    1,690   Southern CA Pub Pwr Auth Nat Gas Proj No 1
            Ser A........................................ 5.250    11/01/21        1,709,587
    3,000   Temecula, CA Redev Agy Tax Temecula Redev
            Proj No 1 (MBIA Insd)........................ 5.250    08/01/36        3,029,430
    4,700   Tobacco Sec Auth Northn CA Tob Settlement Rev
            Ser A-1...................................... 5.375    06/01/38        4,076,874

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   3,550   Tobacco Sec Auth Northn CA Tob Settlement Rev
            Ser A-1...................................... 5.500%   06/01/45   $    3,067,732
    3,800   Tobacco Sec Auth Southn CA Tob Settlement Ser
            A-1.......................................... 5.000    06/01/37        3,157,876
    9,650   Tobacco Sec Auth Southn CA Tob Settlement Ser
            A-1.......................................... 5.125    06/01/46        7,820,843
    1,600   Turlock, CA Hlth Fac Rev Emanuel Med Ctr
            Inc.......................................... 5.375    10/15/34        1,397,584
                                                                              --------------
                                                                                 159,704,574
                                                                              --------------
            COLORADO  4.9%
    2,000   Aurora, CO Ctf Partn (AMBAC Insd)
            (Prerefunded @ 12/01/10)..................... 5.500    12/01/30        2,146,600
    3,405   Colorado Ed & Cultural Fac Auth Rev Impt
            Charter Sch Rfdg (XLCA Insd)................. 5.250    12/01/23        3,485,835
      800   Colorado Hlth Fac Auth Hlth & Residential
            Care Fac Volunteers of Amer Care Ser A....... 5.250    07/01/27          694,768
      600   Colorado Hlth Fac Auth Hlth & Residential
            Care Fac Volunteers of Amer Care Ser A....... 5.300    07/01/37          493,890
    5,500   Colorado Hlth Fac Auth Rev Adventist Hlth/
            Sunbelt Rfdg Ser D (c)....................... 5.250    11/15/27        5,499,258
    7,300   Colorado Hlth Fac Auth Rev Catholic Hlth (FSA
            Insd) (b).................................... 5.000    09/01/36        7,334,237
    2,000   Colorado Hlth Fac Auth Rev Catholic Hlth
            Ser A (g).................................... 5.500    03/01/32        2,118,000
    4,550   Colorado Hlth Fac Auth Rev Catholic Hlth Ser
            C-3 (FSA Insd) (b)........................... 5.100    10/01/41        4,571,249
    3,000   Colorado Hlth Fac Auth Rev Covenant
            Retirement Cmnty Inc......................... 5.000    12/01/35        2,502,840
    1,125   Colorado Hlth Fac Auth Rev Hosp Portercare
            Adventist Hlth (Prerefunded @ 11/15/11)...... 6.500    11/15/31        1,274,602
    1,400   Colorado Hlth Fac Auth Rev Poudre Vly CO Hlth
            Fac Auth Hosp Ser A (FSA Insd)............... 5.200    03/01/31        1,427,006
        6   Colorado Hsg Fin Auth Single Family Pgm Sr
            Ser B1 (AMT)................................. 7.650    11/01/26            6,116
    1,805   Lakewood, CO Ctf Part (AMBAC Insd)
            (Prerefunded @ 12/01/10) (a)................. 5.300    12/01/16        1,929,725
    1,000   Montezuma Cnty, CO Hosp Dist Hlth Fac
            Enterprise Hosp Rfdg......................... 5.900    10/01/37          890,820
    1,200   North Range, CO Met Dist No 2 Ltd Tax........ 5.500    12/15/37        1,000,152
    2,050   Salida, CO Hosp Dist Rev..................... 5.250    10/01/36        1,679,955
    1,500   University of CO Hosp Auth Rev Ser A......... 5.250    11/15/39        1,399,575
                                                                              --------------
                                                                                  38,454,628
                                                                              --------------
            CONNECTICUT  1.8%
    1,175   Connecticut St Dev Auth Solid Waste Disp Fac
            Rev Pwr LLC Proj Ser A (AMT)................. 5.750    11/01/37        1,151,300
    7,500   Connecticut St Hsg Fin Auth Hsg Mtg Fin Pg
            Sub Ser B-2 (AMT)............................ 5.100    05/15/38        7,019,475

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            CONNECTICUT (CONTINUED)
$   3,580   Connecticut St Spl Oblig Pkg Rev Bradley Intl
            Arpt Ser A (ACA Insd) (AMT).................. 6.600%   07/01/24   $    3,523,400
    1,000   Hartford, CT Pkg Sys Rev Ser A (Prerefunded @
            7/01/10)..................................... 6.500    07/01/25        1,084,020
    1,925   Mashantucket Western Pequot Tribe CT 2006 Sub
            Spl Rev Bd Ser A (f)......................... 5.500    09/01/36        1,707,533
                                                                              --------------
                                                                                  14,485,728
                                                                              --------------
            DISTRICT OF COLUMBIA  2.1%
    6,000   District of Columbia Wtr & Swr Auth Pub Util
            Rev Sub Lien (FSA Insd) (c).................. 5.500    10/01/41        6,394,620
    1,150   District of Columbia Wtr & Swr Auth Pub Util
            Rev Sub Lien Rfdg Ser A (AGL Insd)........... 5.000    10/01/29        1,179,072
    2,350   District of Columbia Wtr & Swr Auth Pub Util
            Rev Sub Lien Rfdg Ser A (AGL Insd)........... 5.000    10/01/34        2,395,825
    2,775   District of Columbia Hosp Rev Medlantic
            Hlthcare Rfdg Ser A (MBIA Insd) (g).......... 5.250    08/15/12        2,795,063
    2,000   District of Columbia Rev Friendship Pub
            Charter Sch Inc (ACA Insd)................... 5.750    06/01/18        2,022,880
        5   District of Columbia Ser E (FSA Insd) (a).... 6.000    06/01/13            5,015
    2,000   Metropolitan Washington DC Arpt Auth Sys Ser
            A (FGIC Insd) (AMT).......................... 5.250    10/01/32        1,956,820
                                                                              --------------
                                                                                  16,749,295
                                                                              --------------
            FLORIDA  46.3%
    1,000   Alachua Cnty, FL Indl Dev Rev North FL
            Retirement Vlg............................... 5.250    11/15/17          942,620
    1,000   Alachua Cnty, FL Indl Dev Rev North FL
            Retirement Vlg............................... 5.875    11/15/36          896,530
      500   Alachua Cnty, FL Indl Dev Rev North FL
            Retirement Vlg............................... 5.875    11/15/42          444,005
      375   Beacon Lakes, FL Cmnty Dev FL Spl Assmt
            Ser A........................................ 6.000    05/01/38          320,591
      250   Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub
            Ser B........................................ 6.200    05/01/38          214,172
   12,960   Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac
            Rev First Inc Proj (c)....................... 5.000    04/01/34       12,189,398
    5,000   Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac
            Rev Hlth First Inc Proj...................... 5.000    04/01/34        4,702,600
    1,800   Brevard Cnty, FL Hlth Fac Auth Residential
            Care Fac Rev Buena Vida Estates Inc.......... 6.750    01/01/37        1,771,758
    1,000   Broward Cnty, FL Hsg Fin Auth Multi-Family
            Hsg Rev Pembroke Pk Apts Proj (AMT).......... 5.650    10/01/28          968,190
    1,000   Broward Cnty, FL Sch Brd Ctf Partn Ser A (FSA
            Insd)........................................ 5.000    07/01/22        1,037,610
    1,500   Capital Tr Agy FL Rev Ft Lauderdale Proj
            (AMT)........................................ 5.750    01/01/32        1,382,145
      995   Cross Creek Cmnty Dev Dist FL Spl Assmt Rev
            Cross Creek Comm Dev Ser B................... 5.500    05/01/17          795,045

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   3,180   Dade Cnty, FL Spl Oblig Cap Apprec Ser B
            (AMBAC Insd) (Prerefunded @ 10/01/08)........   *      10/01/26   $    1,046,411
      675   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
            Insd)........................................ 5.950%   07/01/20          712,064
    1,000   Escambia Cnty, FL Util Auth Util Sys Rev
            (FGIC Insd) (Prerefunded @ 1/01/09).......... 5.250    01/01/29        1,030,700
    1,250   Florida Agric & Mechanical Univ Rev Student
            Apt Fac (MBIA Insd).......................... 6.500    07/01/23        1,254,000
      275   Florida Hsg Fin Agy Homeownership Mtg Class B
            Ser B (AMT).................................. 8.595    11/01/18          293,246
    2,750   Florida Hsg Fin Agy Hsg Willow Lake Apts Ser
            J-1 (AMBAC Insd) (AMT)....................... 5.350    07/01/27        2,730,255
    2,825   Florida Hsg Fin Corp Rev Homeowner Mtg Ser 1
            (GNMA Collateralized) (AMT).................. 4.850    07/01/37        2,540,635
    1,925   Florida Hsg Fin Corp Rev Homeowner Mtg Ser 2
            (GNMA Collateralized) (AMT).................. 4.950    07/01/37        1,769,287
      460   Florida Hsg Fin Corp Rev Homeowner Mtg Ser 4
            (FSA Insd) (AMT)............................. 6.250    07/01/22          481,059
    1,000   Florida Hsg Fin Corp Rev Hsg Wentworth II
            Apts Ser A (AMBAC Insd) (AMT)................ 5.375    11/01/29          986,830
    1,730   Florida Hsg Fin Corp Rev Ser 6 (AMT)......... 4.550    07/01/26        1,566,567
    1,760   Florida Hsg Fin Corp Rev Ser G (AMT) (c)..... 4.550    07/01/26        1,588,497
    5,440   Florida Hsg Fin Corp Rev Ser G (AMT) (c)..... 4.625    07/01/31        4,909,899
    5,120   Florida Hsg Fin Corp Rev Ser G (AMT) (c)..... 4.700    07/01/37        4,621,081
    2,000   Florida Ports Fin Comm Rev St Trans Tr Fd
            (MBIA Insd) (AMT)............................ 5.375    06/01/27        2,001,680
    8,475   Florida Ports Fin Comm Rev St Trans Tr Fd
            Intermodal Pgm (FGIC Insd) (AMT)............. 5.500    10/01/29        8,490,255
   15,000   Florida St Brd of Ed Cap Outlay Class B Ser D
            (c).......................................... 4.750    06/01/35       14,886,600
   12,775   Florida St Brd of Ed Cap Outlay Pub Ed Rfdg
            Ser D........................................ 5.750    06/01/22       13,466,766
    4,500   Florida St Brd of Ed Cap Outlay Pub Ed Ser C
            (FGIC Insd) (Prerefunded @ 6/01/10).......... 5.750    06/01/29        4,848,120
    2,000   Florida St Brd of Ed Lottery Rev Ser A (FGIC
            Insd)........................................ 5.250    07/01/17        2,098,900
    5,000   Florida St Brd of Ed Lottery Rev Ser A (FGIC
            Insd) (Prerefunded @ 7/01/10)................ 5.500    07/01/17        5,372,500
    1,000   Florida St Brd of Ed Lottery Rev Ser A (FGIC
            Insd) (Prerefunded @ 7/01/10)................ 6.000    07/01/14        1,085,000
    1,000   Florida St Brd of Ed Rev FL St Univ Hsg Fac
            Ser A (MBIA Insd)............................ 5.000    05/01/29        1,007,930
    4,735   Florida St Brd of Regt Hsg Rev Univ FL (FGIC
            Insd) (Prerefunded @ 7/01/10)................ 5.500    07/01/28        5,087,757
    3,000   Florida St Dept Trans........................ 5.000    07/01/32        3,054,450
    7,295   Florida St Dept Trans Tpk Rev Ser A.......... 5.000    07/01/29        7,439,806

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   1,500   Florida St Div Bd Fin Dept Gen Svc Rev Dept
            Envrnmtl Preservtn 2000 Ser A (AMBAC Insd)... 5.000%   07/01/11   $    1,505,055
    2,000   Florida St Div Bd Fin Dept Gen Svc Rev Dept
            Envrnmtl Preservtn 2000 Ser A (FGIC Insd).... 5.250    07/01/12        2,065,520
    1,910   Florida St Tpk Auth Tpk Rev Dept Trans Rfdg
            Ser A (c).................................... 5.000    07/01/26        1,966,760
    1,935   Florida St Tpk Auth Tpk Rev Dept Trans Rfdg
            Ser A (c).................................... 5.000    07/01/27        1,992,503
    2,100   Florida St Tpk Auth Tpk Rev Dept Trans Rfdg
            Ser A (c).................................... 5.000    07/01/28        2,162,407
    2,500   Florida St Tpk Auth Tpk Rev Dept Trans Rfdg
            Ser A (c).................................... 5.000    07/01/32        2,574,293
    1,475   Florida St Tpk Auth Tpk Rev Dept Trans Ser
            B............................................ 5.000    07/01/30        1,487,788
    5,775   Fort Lauderdale, FL Wtr & Swr Rev............ 5.000    09/01/32        5,916,199
    1,635   Fort Myers, FL Util Rev Rfdg Ser A (FGIC
            Insd)........................................ 5.500    10/01/24        1,662,353
      415   Gainesville, FL Util Sys Rev (g)............. 8.125    10/01/14          473,270
    1,000   Gramercy Farms Cmnty Dev Dist FL Spl Assmt
            Ser B........................................ 5.100    05/01/14          905,200
      500   Gulf Breeze, FL Rev Loc Govt (FGIC Insd)..... 5.650    12/01/20          517,260
      730   Gulf Breeze, FL Rev Loc Govt (FGIC Insd)..... 5.750    12/01/20          751,688
    1,000   Gulf Breeze, FL Rev Loc Govt (FGIC Insd)..... 5.800    12/01/20        1,054,640
    5,000   Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg
            Ser A........................................ 5.000    06/01/38        4,459,550
    5,500   Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg
            Ser A........................................ 5.250    06/01/26        5,386,590
    3,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Ser D (Prerefunded @
            11/15/13).................................... 5.375    11/15/35        3,328,590
    3,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist/Sunbelt Ser A (Prerefunded @
            11/15/11).................................... 6.000    11/15/31        3,337,920
    1,285   Highlands, FL Cmnty Dev Dist Spl Assmt....... 5.550    05/01/36        1,012,619
      750   Hillsborough Cnty, FL Assmt Rev Capacity
            Assmt Spl (FSA Insd)......................... 5.000    03/01/15          791,137
      750   Hillsborough Cnty, FL Assmt Rev Capacity
            Assmt Spl (FSA Insd)......................... 5.000    09/01/15          791,137
    1,450   Hillsborough Cnty, FL Aviation Auth Rev Ser A
            (AGL Insd) (AMT) (b)......................... 5.375    10/01/33        1,450,508
    3,260   Hillsborough Cnty, FL Aviation Auth Rev Ser A
            (AGL Insd) (AMT) (b)......................... 5.500    10/01/38        3,290,742
   14,150   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
            Tampa Gen Hosp Proj (c)...................... 5.250    10/01/41       13,569,369
    1,100   Hillsborough Cnty, FL Indl Dev Auth Pollutn
            Ctl Rev Hillsborough Cnty Rfdg (AMBAC
            Insd)........................................ 5.000    12/01/34        1,115,202
    1,225   Hillsborough Cnty, FL Indl Dev Auth Pollutn
            Ctl Rev Tampa Elec Ser B (e)................. 5.150    09/01/25        1,244,024

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   1,000   Hillsborough Cnty, FL Indl Dev Tampa Gen Hosp
            Proj Ser B................................... 5.250%   10/01/28   $      998,710
    1,000   Hillsborough Cnty, FL Indl Dev Tampa Gen Hosp
            Proj Ser B................................... 5.250    10/01/34          970,760
    2,745   Hillsborough Cnty, FL Port Dist Rev Tampa
            Port Auth Proj Ser A (MBIA Insd) (AMT)....... 5.375    06/01/27        2,756,858
   10,000   Hillsborough Cnty, FL Solid Waste & Res
            Recovery Rev Ser A (AMT)..................... 4.500    09/01/34        8,992,200
    1,380   Hollywood, FL Cmnty Redev Agy Beach Cra...... 5.625    03/01/24        1,387,369
    1,500   Jacksonville, FL Econ Dev Commn Indl Dev Rev
            Metro Pkg Solutions Proj (ACA Insd) (AMT).... 5.500    10/01/30        1,354,350
   12,000   Jea, FL Elec Sys Rev Ser 3B (CIFG Insd) (d)
            (e).......................................... 8.000    10/01/37       12,000,000
    7,000   Lakeland, FL Elec & Wtr Rev (a) (g)..........   *      10/01/13        5,818,610
    2,230   Lakeland, FL Elec & Wtr Rev (g).............. 5.750    10/01/19        2,424,278
    5,105   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
            Sys (c)...................................... 5.000    11/15/25        5,034,370
    2,000   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
            Sys (Prerefunded @ 11/15/12)................. 5.500    11/15/32        2,209,840
    1,000   Lee Cnty, FL Arpt Rev Ser A (FSA Insd)
            (AMT)........................................ 5.750    10/01/22        1,031,590
    1,185   Lee Cnty, FL Hsg Fin Auth Single Family Mtg
            Rev Multi-Cnty Pgm Ser A (GNMA
            Collateralized) (AMT)........................ 5.000    03/01/39        1,087,557
    2,400   Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev
            Shell PT/Alliance Oblig Group................ 5.125    11/15/36        2,039,688
    1,000   Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee
            Charter Fndtn Ser A.......................... 5.375    06/15/37          813,260
    1,000   Leesburg, FL Hosp Rev Leesburg Regl Med Ctr
            Proj......................................... 5.500    07/01/32          966,220
    3,200   Leesburg, FL Util Rev (FGIC Insd)............ 5.000    10/01/34        3,190,560
    1,025   Main Str Cmnty Dev Dist FL Cap Impt Rev
            Ser A........................................ 6.800    05/01/38          948,402
      650   Main Str Cmnty Dev Dist FL Cap Impt Rev
            Ser B........................................ 6.900    05/01/17          627,881
    3,500   Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe
            Reg Impt & Rfdg.............................. 5.000    10/01/34        3,308,725
      650   Marion Cnty, FL Hosp Dist Rev Hlth Sys Munroe
            Reg Impt & Rfdg (Prerefunded @ 10/01/09)..... 5.500    10/01/29          685,678
    1,500   Miami Beach, FL Stormwtr Rev (FGIC Insd)..... 5.250    09/01/25        1,529,745
    1,460   Miami Beach, FL Stormwtr Rev (FGIC Insd)
            (a).......................................... 5.750    09/01/14        1,544,534
    1,045   Miami Beach, FL Stormwtr Rev (FGIC Insd)..... 5.750    09/01/15        1,105,506
    3,200   Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt (CIFG Insd) (AMT)....................... 5.000    10/01/38        3,009,696
    2,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt (FGIC Insd) (AMT)....................... 5.375    10/01/27        2,008,880
    4,720   Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt (FGIC Insd) (AMT)....................... 5.375    10/01/32        4,720,708

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$     870   Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt Ser B (FGIC Insd)....................... 5.450%   10/01/15   $      905,731
    3,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt Ser B (FGIC Insd)....................... 5.750    10/01/29        3,139,980
    2,000   Miami-Dade Cnty, FL Aviation Rev Ser A (FSA
            Insd) (AMT).................................. 5.000    10/01/33        1,897,940
    2,000   Miami-Dade Cnty, FL Aviation Ser A (FSA Insd)
            (AMT)........................................ 5.125    10/01/35        1,927,220
    2,000   Miami-Dade Cnty, FL Ed Fac Auth Rev Ser A
            (AMBAC Insd) (Prerefunded @ 4/01/10)......... 5.750    04/01/29        2,145,000
      940   Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev
            Ser A........................................ 6.000    05/01/24          872,950
    3,860   North Broward, FL Hosp Dist Rev Impt
            (Prerefunded @ 1/15/11)...................... 6.000    01/15/31        4,224,847
      390   North Broward, FL Hosp Dist Rev Impt
            (Prerefunded @ 1/15/11)...................... 6.000    01/15/31          427,187
    5,100   North Broward, FL Hosp Dist Rev Rfdg Ser B
            (CIFG Insd) (d) (e).......................... 7.750    01/15/31        5,100,000
    1,000   Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC
            Insd)........................................   *      10/01/12          856,350
    1,000   Orange Cnty, FL Cap Rev Impt & Rfdg (AMBAC
            Insd)........................................   *      10/01/13          816,850
      980   Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare
            Ser E........................................ 6.000    10/01/26        1,002,560
       20   Orange Cnty, FL Hlth Fac Auth Hosp Hlthcare
            Ser E (Prerefunded @ 10/01/09)............... 6.000    10/01/26           21,208
    2,475   Orange Cnty, FL Hlth Fac Auth Rev First Mtg
            Orlando Lutheran Tower....................... 5.500    07/01/32        2,133,475
    1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp
            Orlando Regl Hlthcare Ser B.................. 5.125    11/15/39          960,730
    1,000   Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
            Mtg Hands Inc Proj Ser A (Acquired 06/19/95,
            Cost $1,000,000) (h)......................... 7.000    10/01/25        1,046,940
    2,000   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
            Insd) (Prerefunded @ 10/01/09)............... 5.500    10/01/31        2,090,980
    4,000   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
            Insd) (Prerefunded @ 10/01/09)............... 5.625    10/01/14        4,188,920
    1,500   Orlando & Orange Cnty Expwy Auth FL Expwy Rev
            Jr Lien (FGIC Insd).......................... 5.000    07/01/28        1,500,810
    2,000   Osceola Cnty, FL Sch Brd Ctf Ser A (AMBAC
            Insd) (Prerefunded @ 6/01/12)................ 5.250    06/01/27        2,183,600
      890   Overoaks, FL Cmnty Dev Dist Cap Impt Rev
            Ser A........................................ 6.125    05/01/35          776,409
   10,000   Palm Beach Cnty, FL Hlth Fac Auth Retirement
            Cmnty Rev Acts Retirement Life Ser A......... 4.500    11/15/36        7,408,200

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   1,650   Palm Beach Cnty, FL Hlth Fac Auth Rev
            Waterford Proj............................... 5.875%   11/15/37   $    1,555,389
    1,000   Palm Beach Cnty, FL Sch Brd Ctf Partn Ser A
            (FGIC Insd) (Prerefunded @ 8/01/10).......... 5.875    08/01/21        1,080,850
    5,000   Pasco Cnty, FL Wtr & Swr Rev Rfdg (FSA
            Insd)........................................ 5.000    10/01/36        5,091,400
    1,000   Pembroke Pines, FL Cons Util Sys Rev (FGIC
            Insd) (g).................................... 6.250    09/01/11        1,061,430
    1,500   Pensacola, FL Arpt Rev Rfdg Ser A (MBIA Insd)
            (AMT)........................................ 6.000    10/01/12        1,540,020
    1,565   Pensacola, FL Arpt Rev Rfdg Ser A (MBIA Insd)
            (AMT)........................................ 6.125    10/01/18        1,602,325
      500   Polk Cnty, FL Sch Brd Ctf Partn Master Lease
            Ser A (FSA Insd)............................. 5.500    01/01/25          523,670
    2,000   Port Saint Lucie, FL Spl Assmt Rev Southwest
            Annexation Dist Ser 1-B (MBIA Insd).......... 5.000    07/01/33        2,024,820
    4,675   Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg
            Seminole Proj A AMBAC Insd) (b).............. 5.350    03/15/42        4,693,653
      890   Reunion East Cmnty Dev Dist FL Spl Assmt..... 5.800    05/01/36          737,596
    1,000   Saint Johns Cnty, FL Indl Dev Auth Hlthcare
            Glenmoor Proj Ser A.......................... 5.250    01/01/26          864,040
    1,500   Saint John's Cnty, FL Indl Dev Auth Hlthcare
            Glenmoor Proj Ser A.......................... 5.375    01/01/40        1,209,435
    5,860   Saint Lucie Cnty, FL Sch Brd Ctf Partn (FSA
            Insd)........................................ 5.000    07/01/29        5,940,634
    2,000   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
            Insd)........................................ 5.000    07/01/21        2,076,780
    1,000   Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
            Insd)........................................ 5.000    07/01/23        1,033,380
      600   Seminole Tribe, FL Spl Oblig Rev Ser A (f)... 5.250    10/01/27          547,800
    1,430   Seven Oaks, FL Cmnty Dev Dist II Spl Assmt
            Rev Ser A.................................... 5.875    05/01/35        1,194,765
    1,000   South Lake Cnty Hosp Dist FL South Lake Hosp
            Inc.......................................... 6.375    10/01/28        1,027,760
    1,500   South Miami, FL Hlth Fac Auth Hosp Rev
            Baptist Hlth South FL Group.................. 5.000    08/15/37        1,474,965
    2,850   South Vlg Cmnty Dev Dist FL Cap Impt Rev
            Ser A........................................ 5.700    05/01/35        2,407,794
      500   Split Pine Cmnty Dev Dist FL Spl Assmt Ser
            A............................................ 5.250    05/01/39          399,555
    1,250   Sterling Hill Cmnty Dev Dist FL Cap Impt &
            Rev Ser A.................................... 6.200    05/01/35        1,257,138
    1,000   Tallahassee, FL Hlth Fac Rev Tallahassee Mem
            Hlthcare Proj................................ 6.375    12/01/30        1,010,700
    1,000   Tallahassee, FL Lease Rev FL St Univ Proj Ser
            A (MBIA Insd) (a)............................ 5.500    08/01/17        1,059,970
    1,115   Tallahassee, FL Lease Rev FL St Univ Proj Ser
            A (MBIA Insd) (a)............................ 5.500    08/01/19        1,168,520

 18                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   3,000   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
            Ser A........................................ 5.750%   07/01/19   $    3,060,360
    1,800   Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
            Ser A........................................ 5.750    07/01/29        1,827,792
      300   Tolomato Cmnty, FL Dev Dist Spl Assmt........ 6.550    05/01/27          294,729
    3,170   Tolomato Cmnty, FL Dev Dist Spl Assmt........ 6.650    05/01/40        3,102,225
    3,500   Village Ctr Cmnty Dev Dist FL Recreational
            Rev Ser A (MBIA Insd)........................ 5.125    11/01/36        3,582,040
    1,000   Village Ctr Cmnty Dev Dist FL Recreational
            Rev Ser A (MBIA Insd)........................ 5.200    11/01/25        1,027,420
    2,000   Village Ctr Cmnty Dev Dist FL Util Rev (MBIA
            Insd)........................................ 5.250    10/01/23        2,109,540
    1,000   Village Ctr Cmnty Dev Dist FL Util Rev (FGIC
            Insd) (g).................................... 6.000    11/01/18        1,156,020
    1,000   Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
            Riddle Aero Ser A............................ 5.750    10/15/29          999,360
    3,000   West Orange Hlthcare Dist FL Ser A........... 5.800    02/01/31        3,050,580
      820   West Palm Beach, FL Cmnty Redev Agy
            Northwood -- Pleasant Cmnty Redev Ser A...... 5.000    03/01/35          719,624
      750   World Comm Cmnty Dev Dist FL Spl Assmt....... 5.500    05/01/38          600,810
                                                                              --------------
                                                                                 367,156,034
                                                                              --------------
            GEORGIA  3.1%
    5,250   Atlanta, GA Arpt Passenger Fac Charge Rev Gen
            Sub Lien Ser C (FSA Insd) (c)................ 5.000    01/01/33        5,333,028
    2,000   Atlanta, GA Arpt Passenger Fac Charge Rev Gen
            Sub Lien Ser C (FSA Insd).................... 5.000    01/01/33        2,031,680
    2,187   Fulton Cnty, GA Lease Rev (Acquired 12/23/94,
            Cost $2,187,000) (h)......................... 7.250    06/15/10        2,221,525
    1,500   George L Smith II GA World Congress Cent Auth
            Rev Domed Stadium Proj Rfdg
            (MBIA Insd) (AMT)............................ 5.500    07/01/20        1,517,895
    2,635   Georgia Muni Elec Auth Pwr Rev Ser A (MBIA
            Insd)........................................ 6.500    01/01/20        3,252,644
    5,575   Georgia Muni Elec Auth Pwr Rev Ser Y
            (MBIA Insd).................................. 6.500    01/01/17        6,408,685
      240   Georgia Muni Elec Auth Pwr Rev Ser Y
            (MBIA Insd).................................. 6.500    01/01/17          277,730
       85   Georgia Muni Elec Auth Pwr Rev Ser Y (MBIA
            Insd) (Prerefunded @ 1/01/14)................ 6.500    01/01/17           99,554
      800   Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare
            Sys Inc...................................... 6.700    07/01/16          808,584
    2,500   Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare
            Sys Inc Rfdg................................. 6.500    07/01/27        2,501,475
                                                                              --------------
                                                                                  24,452,800
                                                                              --------------

See Notes to Financial Statements                                             19

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            IDAHO  0.2%
$   1,340   Idaho Hlth Fac Auth Rev Vly Vista Care Corp
            Rfdg......................................... 6.125%   11/15/27   $    1,258,059
                                                                              --------------

            ILLINOIS  10.5%
    1,910   Bartlett, IL Tax Increment Rev Quarry Redev
            Proj Rfdg.................................... 5.600    01/01/23        1,838,681
    2,000   Chicago, IL Brd of Ed (FGIC Insd)
            (Prerefunded @ 12/01/10)..................... 5.500    12/01/31        2,148,160
   11,675   Chicago, IL Brd of Ed Rfdg Ser C (FSA
            Insd)........................................ 5.000    12/01/27       12,120,985
    1,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Rfdg Ser C-2 (FSA Insd) (AMT)..... 5.250    01/01/30        1,476,990
    4,400   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Ser A (MBIA Insd) (c)............. 5.250    01/01/24        4,489,987
   11,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Ser A (MBIA Insd) (c)............. 5.250    01/01/25       11,735,192
    1,000   Chicago, IL O'Hare Intl Arpt Rev Second Lien
            Passenger Fac Ser B (AMBAC Insd)............. 5.500    01/01/16        1,045,780
    2,000   Chicago, IL O'Hare Intl Arpt Rev Second Lien
            Passenger Fac Ser B (AMBAC Insd)............. 5.500    01/01/17        2,084,340
    5,700   Chicago, IL O'Hare Intl Arpt Rev Ser A (FSA
            Insd) (c).................................... 5.000    01/01/33        5,831,300
    1,130   Chicago, IL Proj Rfdg (MBIA Insd)
            (Prerefunded @ 1/01/11)...................... 5.000    01/01/31        1,143,504
    2,370   Chicago, IL Proj Rfdg Ser A (MBIA Insd)
            (Prerefunded @ 1/01/11)...................... 5.000    01/01/31        2,536,848
      375   Chicago, IL Proj Rfdg Ser C (FGIC Insd)...... 5.750    01/01/14          398,655
      375   Chicago, IL Proj Rfdg Ser C (FGIC Insd)...... 5.750    01/01/15          398,655
    1,000   Chicago, IL Rfdg Ser B (AMBAC Insd).......... 5.125    01/01/15        1,066,440
    3,500   Du Page Cnty, IL Fst Presv Dist..............   *      11/01/10        3,260,915
    4,500   Hoffman Estates, IL (c)...................... 5.000    12/01/38        4,592,588
    2,310   Illinois Dev Fin Auth Rev Adventist Hlth Ser
            A (MBIA Insd)................................ 5.500    11/15/13        2,532,199
    2,500   Illinois Dev Fin Auth Rev Adventist Hlth Ser
            A (MBIA Insd)................................ 5.500    11/15/15        2,772,225
      400   Illinois Fin Auth Rev Christian Homes Inc
            Rfdg Ser A................................... 5.750    05/15/31          350,404
    1,000   Illinois Fin Auth Rev IL Fin Auth Roosevelt
            Univ......................................... 5.500    04/01/37          956,770
    2,000   Illinois Fin Auth Rev IL Inst of Technology
            Ser A........................................ 5.000    04/01/31        1,860,680
    4,500   Illinois Fin Auth Rev Osf Hlthcare Sys Ser
            A............................................ 5.750    11/15/37        4,461,930
    3,500   Illinois Fin Auth Rev Sherman Hlth Sys 2007
            Ser A........................................ 5.500    08/01/37        3,282,580
    1,330   Illinois Fin Auth Solid Waste Rev Disp Waste
            Mgmt Inc Proj (AMT).......................... 5.050    08/01/29        1,089,416
    1,250   Illinois Hlth Fac Auth Rev Evangelical Hosp
            Ser C (FSA Insd)............................. 6.750    04/15/17        1,457,462

 20                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   2,275   Illinois Hlth Fac Auth Rev South Suburban
            Hosp (g)..................................... 7.000%   02/15/18   $    2,668,575
      285   Illinois St (FGIC Insd)...................... 5.250    12/01/20          285,530
      250   Metropolitan Pier & Expo Auth IL Dedicated St
            Tax Rev McCormick Pl Expn Proj Ser A (FGIC
            Insd)........................................ 5.375    12/15/18          259,150
    1,000   Schaumburg, IL Ser B (FGIC Insd)............. 5.000    12/01/41        1,013,960
    2,020   University IL Univ Rev Auxiliary Fac Sys
            (MBIA Insd).................................. 4.500    04/01/36        1,948,330
      775   Will Kankakee Regl Dev Auth IL Multi-Family
            Hsg Rev Sr Estates Supportive Living (AMT)... 7.000    12/01/42          757,679
    1,500   Yorkville, IL Utd City Spl Svc Area Spl Tax
            No 2006-113 Cannonball/Beecher............... 5.750    03/01/28        1,312,740
                                                                              --------------
                                                                                  83,178,650
                                                                              --------------
            INDIANA  2.5%
    1,535   Indiana Hlth & Ed Fac Fin Auth Hosp Rev
            Clarian Hlth Oblig Ser A..................... 5.000    02/15/36        1,444,926
    1,300   Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty
            Fndtn Northwest IN........................... 5.500    03/01/37        1,142,167
    5,600   Indiana Hlth & Ed Fac Fin Auth Rev Ascension
            Hlth Sr Credit (c)........................... 5.000    11/15/36        5,524,512
    4,000   Indiana Hlth Fac Fin Auth Rev Deaconess Hosp
            Ser A (AMBAC Insd)........................... 5.375    03/01/34        4,074,840
    5,500   Indiana St Hsg & Cmnty Dev Auth Single Family
            Mtg Rev Ser D1 (GNMA Collateralized) (AMT)
            (c).......................................... 4.625    07/01/38        4,583,092
    1,280   North Adams, IN Cmnty Sch Renovation Bldg
            Corp Cap Apprec First Mtg (FSA Insd) (a).....   *      01/15/19          784,871
    1,500   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
            (AMT)........................................ 5.950    12/01/29        1,444,395
      500   Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc
            (f).......................................... 5.750    09/01/42          437,870
                                                                              --------------
                                                                                  19,436,673
                                                                              --------------
            IOWA  3.5%
    1,685   Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd)
            (a).......................................... 5.750    06/01/15        1,768,930
    1,785   Des Moines, IA Pub Pkg Sys Ser A (FGIC Insd)
            (a).......................................... 5.750    06/01/16        1,873,911
    4,300   Iowa Fin Auth Hlthcare Fac Rev IA Hlth Sys
            Ser A1 (FGIC Insd) (d) (e)................... 10.000   02/15/35        4,300,000
    4,300   Iowa Fin Auth Hlthcare Fac Rev IA Hlth Sys
            Ser A2 (FGIC Insd) (d) (e)................... 10.000   02/15/35        4,300,000
    4,300   Iowa Fin Auth Hlthcare Fac Rev IA Hlth Sys
            Ser A3 (FGIC Insd) (d) (e)................... 10.000   02/15/35        4,300,000
      500   Jefferson Cnty, IA Hosp Rev Jefferson Cnty
            Hosp Proj Ser C.............................. 5.950    08/01/37          475,285
      500   Sibley, IA Hlthcare Fac Rev Osceola Cmnty
            Hosp Proj.................................... 6.000    12/01/37          458,450

See Notes to Financial Statements                                             21

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            IOWA (CONTINUED)
$   2,750   Tobacco Settlement Auth IA Tob Settlement Rev
            Asset Bkd Ser C.............................. 5.375%   06/01/38   $    2,340,140
    6,700   Tobacco Settlement Auth IA Tob Settlement Rev
            Ser C........................................ 5.500    06/01/42        5,728,902
    2,750   Tobacco Settlement Auth IA Tob Settlement Rev
            Ser C........................................ 5.625    06/01/46        2,387,990
                                                                              --------------
                                                                                  27,933,608
                                                                              --------------
            KANSAS  1.8%
    2,100   Burlington, KS Environmental Impt Rev Rfdg KC
            Pwr LT Ser B (XLCA Insd)..................... 5.000    12/01/23        2,099,076
    3,810   Kansas St Dev Fin Auth Rev KS Proj Ser N
            (AMBAC Insd) (a)............................. 5.250    10/01/22        4,005,758
    1,100   Labette Cnty, KS Hosp Rev Rfdg & Impt Ser
            A............................................ 5.750    09/01/37        1,033,373
    1,250   Lenexa, KS Hlthcare Fac Rev Rfdg & Impt...... 5.500    05/15/39        1,052,887
    3,300   Manhattan, KS Hlthcare Fac Rev Meadowlark
            Hills Retirement Ser A....................... 5.000    05/15/24        2,872,221
    1,650   Manhattan, KS Hlthcare Fac Rev Meadowlark
            Hills Retirement Ser A....................... 5.000    05/15/36        1,340,658
      700   Manhattan, KS Hlthcare Fac Rev Meadowlark
            Hills Retirement Ser B....................... 5.125    05/15/42          569,898
    1,075   Olathe, KS Sr Living Fac Rev Catholic Care
            Campus Inc Ser A............................. 6.000    11/15/38          970,607
                                                                              --------------
                                                                                  13,944,478
                                                                              --------------
            KENTUCKY  1.5%
    5,900   Kentucky Hsg Corp Hsg Rev Ser A (AMT) (c).... 4.650    07/01/37        5,157,231
    6,725   Louisville & Jefferson Cnty, KY Metro Govt
            Hlth Sys Rev (c)............................. 5.250    10/01/36        6,528,001
                                                                              --------------
                                                                                  11,685,232
                                                                              --------------
            LOUISIANA  1.7%
      830   Colonial Pinnacle Cmnty Dev Dist Dev......... 6.750    05/01/23          820,613
    1,495   Lakeshore Vlg Master Cmnty Dev Dist LA Spl
            Assmt........................................ 5.250    07/01/17        1,330,774
    2,425   Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg
            Ser A (GNMA Collateralized) (AMT)............ 5.375    10/20/39        2,365,660
    7,500   Louisiana St Gas & Fuels Tax Rev Ser A (FSA
            Insd) (c).................................... 5.000    05/01/36        7,643,625
    1,500   Rapides Fin Auth LA Rev Cleco Pwr Proj
            (AMT)........................................ 5.250    11/01/37        1,496,595
                                                                              --------------
                                                                                  13,657,267
                                                                              --------------
            MARYLAND  1.3%
    1,050   Gaithersburg, MD Econ Dev Rev Asbury MD Oblig
            Group A...................................... 5.125    01/01/36          926,614
    1,635   Maryland St Cmnty Dev Admin Dept Hsg & Cmnty
            Dev Ser H (AMT).............................. 5.100    09/01/37        1,537,914
    2,500   Maryland St Hlth & Higher Ed Fac Auth Rev MD
            Inst College of Art.......................... 5.000    06/01/40        2,210,100

 22                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            MARYLAND (CONTINUED)
$   2,750   Maryland St Hlth & Higher Ed Fac Auth Rev
            Mercy Med Ctr Ser A.......................... 5.500%   07/01/42   $    2,582,360
    2,250   Maryland St Trans Auth Arpt Baltimore/WA Intl
            Arpt Ser B (AMBAC Insd) (AMT)................ 5.125    03/01/24        2,227,005
      950   Prince Georges Cnty, MD Spl Oblig Natl Harbor
            Proj......................................... 5.200    07/01/34          800,242
                                                                              --------------
                                                                                  10,284,235
                                                                              --------------
            MASSACHUSETTS  4.4%
      650   Massachusetts St Dev Fin Agy Rev Linden Ponds
            Inc Fac Ser A................................ 5.750    11/15/35          567,697
      750   Massachusetts St Dev Fin Agy Rev Linden Ponds
            Inc Fac Ser A................................ 5.750    11/15/42          650,077
      105   Massachusetts St Hlth & Ed Fac Auth Rev
            Hlthcare Sys Covenant (Prerefunded @
            1/01/12)..................................... 6.000    07/01/31          116,941
      395   Massachusetts St Hlth & Ed Fac Auth Rev
            Hlthcare Sys Covenant (Prerefunded @
            1/01/12)..................................... 6.000    07/01/31          406,672
       35   Massachusetts St Hlth & Ed Fac Auth Rev Partn
            Hlthcare Sys Ser C........................... 5.750    07/01/32           36,454
      965   Massachusetts St Hlth & Ed Fac Auth Rev Partn
            Hlthcare Sys Ser C (Prerefunded @ 7/01/11)... 5.750    07/01/32        1,062,494
    5,835   Massachusetts St Hlth & Ed Fac Auth Rev Univ
            MA Mem Issue Ser D........................... 5.000    07/01/33        5,102,124
    7,785   Massachusetts St Hsg Fin Agy Hsg Rev Single
            Family Hsg Ser 126 (AMT) (c)................. 4.550    06/01/27        7,036,754
    2,000   Massachusetts St Hsg Fin Agy Hsg Rev Single
            Family Hsg Ser 126 (AMT) (c)................. 4.625    06/01/32        1,772,610
    5,875   Massachusetts St Hsg Fin Agy Hsg Rev Single
            Family Hsg Ser 126 (AMT) (c)................. 4.700    06/01/38        5,545,990
    1,000   Massachusetts St Hsg Fin Agy Hsg Ser A
            (AMT)........................................ 5.100    12/01/27          971,020
    6,750   Massachusetts St Sch Bldg Auth Dedicated
            Sales Tax Rev Ser A (AMBAC Insd) (c)......... 4.500    08/15/35        6,961,740
    4,500   Massachusetts St Wtr Res Auth Gen Ser A
            (c).......................................... 5.000    08/01/41        4,575,735
                                                                              --------------
                                                                                  34,806,308
                                                                              --------------
            MICHIGAN  4.8%
    3,015   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1...................................   *      07/01/17        1,940,303
    3,050   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1 (a)...............................   *      07/01/18        1,843,999
    3,050   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1 (a)...............................   *      07/01/19        1,735,938
    3,050   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1 (a)...............................   *      07/01/22        1,436,703
    3,050   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1 (a)...............................   *      07/01/23        1,350,327
    3,050   Detroit, MI Downtown Dev Auth Tax Increment
            Rev Ser C1 (a)...............................   *      07/01/24        1,261,724

See Notes to Financial Statements                                             23

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            MICHIGAN (CONTINUED)
$   3,500   Grand Rapids, MI Downtown Dev Cap Apprec
            (MBIA Insd)..................................   *      06/01/15   $    2,644,635
    2,765   Grand Rapids, MI Downtown Dev Cap Apprec
            (MBIA Insd)..................................   *      06/01/16        1,981,371
    2,000   Grand Rapids, MI Wtr Supply Sys Rfdg
            (FGIC Insd).................................. 5.750%   01/01/13        2,122,540
    2,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj
            Ser A........................................ 6.000    07/01/35        1,991,840
    1,350   Kent Hosp Fin Auth MI Rev Spectrum Hlth
            Ser A........................................ 5.250    01/15/47        1,397,628
      600   Kent Hosp Fin Auth MI Rev Spectrum Hlth
            Ser A........................................ 5.500    01/15/47          630,078
    2,850   Michigan St Hosp Fin Auth Rev Ascension Hlth
            Cr Ser A (MBIA Insd) (Prerefunded @
            11/15/09).................................... 5.750    11/15/18        3,023,822
    2,500   Michigan St Strategic Fd Detroit Edison Co
            Proj Rfdg Ser C (XLCA Insd) (AMT)............ 5.450    12/15/32        2,479,750
    2,250   Michigan St Strategic Fd Detroit Edison Co
            Proj Ser A (XLCA Insd) (AMT)................. 5.500    06/01/30        2,252,025
    2,500   Michigan St Strategic Fd Detroit Edison
            Pollutn Ctl Rfdg (AMBAC Insd) (e)............ 4.850    09/01/30        2,609,700
    1,000   Michigan St Strategic Fd Detroit Edison
            Polutnl Ctl Rfdg Ser B (AMT)................. 5.650    09/01/29        1,004,730
    7,000   Michigan Tob Settlement Fin Auth Tob
            Settlement Asset Sr Ser A.................... 6.000    06/01/48        6,392,120
                                                                              --------------
                                                                                  38,099,233
                                                                              --------------
            MINNESOTA  1.1%
    1,380   Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare
            Rev Annandale Care Ctr Proj Ser A............ 5.900    11/01/37        1,296,096
      525   Chisago, MN Hlthcare Fac Rev CDL Homes LLC
            Proj......................................... 6.000    08/01/42          501,863
    1,250   Dakota Cnty, MN Cmnty Dev Agy Multi-Family
            Hsg Rev Commons Marice Proj Rfdg Ser A....... 5.000    05/01/42          999,287
    1,000   Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp
            Proj......................................... 5.750    11/01/37          941,970
       50   Minnesota Agric & Econ Dev Brd Rev Hlthcare
            Sys (MBIA Insd).............................. 5.750    11/15/26           51,073
      300   North Oaks, MN Sr Hsg Rev Presbyterian Homes
            North Oaks................................... 6.000    10/01/27          292,107
      875   North Oaks, MN Sr Hsg Rev Presbyterian Homes
            North Oaks................................... 6.000    10/01/33          836,028
      275   North Oaks, MN Sr Hsg Rev Presbyterian Homes
            North Oaks................................... 6.125    10/01/39          264,798

 24                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            MINNESOTA (CONTINUED)
$   2,200   Saint Paul, MN Hsg & Redev Auth Hlthcare Fac
            Rev Hlth Partners Oblig Grp Proj............. 5.250%   05/15/36   $    1,982,838
    1,400   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth
            East Proj.................................... 6.000    11/15/35        1,393,406
                                                                              --------------
                                                                                   8,559,466
                                                                              --------------
            MISSOURI  2.9%
      245   Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southeast MO Hosp Assoc..... 5.625    06/01/27          239,524
    1,255   Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southeast MO Hosp Assoc
            (Prerefunded @ 6/01/12)...................... 5.625    06/01/27        1,380,613
    1,700   Cass Cnty, MO Hosp Rev....................... 5.625    05/01/38        1,578,450
    1,250   Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev
            Lutheran Sr Svc Heisinger Proj............... 5.500    02/01/35        1,220,800
    1,625   Jefferson Cnty, MO Reorg Sch Dist No R-6
            (FGIC Insd).................................. 5.625    03/01/20        1,709,224
    2,500   Joplin, MO Indl Dev Auth Indl Rev Christian
            Homes Inc Rfdg Ser F......................... 5.750    05/15/26        2,226,775
    1,000   Joplin, MO Indl Dev Auth Indl Rev Christian
            Homes Inc Rfdg Ser F......................... 5.750    05/15/31          869,760
    1,325   Maryland Heights, MO Tax Increment Rev South
            Heights Redev Proj Rfdg Ser A................ 5.500    09/01/18        1,296,817
    1,250   Saint Charles, MO Ctf Partn Ser B............ 5.500    05/01/18        1,308,862
    1,250   Saint Louis Cnty, MO Indl Dev Auth Sr Living
            Fac Rev Friendship Vlg West Cnty Ser A....... 5.375    09/01/21        1,166,362
      975   Saint Louis Cnty, MO Indl Dev Auth Sr Living
            Fac Rev Saint Andrews Res for Srs Ser A...... 6.375    12/01/30          927,986
    2,335   Saint Louis Cnty, MO Indl Dev Auth Sr Living
            Fac Rev Saint Andrews Res for Srs Ser A...... 6.375    12/01/41        2,191,211
      900   Saint Louis Cnty, MO Indl Dev Auth Tax
            Increment & Cmnty Impt Dist Loughborough Com
            Redev Rfdg................................... 5.750    11/01/27          855,018
    3,025   Springfield, MO Pub Bldg Corp Leasehold Rev
            Springfield Branson Arpt Ser B (AMBAC Insd)
            (AMT) (c).................................... 4.550    07/01/29        2,646,473
    3,675   Springfield, MO Pub Bldg Corp Leasehold Rev
            Springfield Branson Arpt Ser B (AMBAC Insd)
            (AMT) (c).................................... 4.600    07/01/36        3,215,136
                                                                              --------------
                                                                                  22,833,011
                                                                              --------------
            NEBRASKA  0.3%
    2,615   Omaha Pub Pwr Dist NE Elec Rev Sub Sys
            Ser A........................................ 5.000    02/01/34        2,656,579
                                                                              --------------

See Notes to Financial Statements                                             25

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            NEVADA  2.4%
$   4,900   Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj Ser A (FGIC Insd) (AMT)............ 4.750%   09/01/36   $    3,929,212
    3,000   Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj Ser A (AMBAC Insd) (AMT)........... 5.250    07/01/34        2,741,400
    3,500   Clark Cnty, NV Indl Dev Southwest Gas Corp
            Proj Ser D1 (FGIC Insd) (AMT)................ 5.250    03/01/38        3,028,970
    4,100   Nevada Hsg Div Single Family Mtg Rev Ser A
            (GNMA Collateralized) (AMT).................. 5.875    04/01/38        4,173,759
    3,460   Reno, NV Hosp Rev Regl Med Ctr Proj
            Ser A (c).................................... 5.250    06/01/37        3,258,697
    1,500   Reno, NV Sr Lien Retrac Reno Trans Proj
            (AMBAC Insd) (Prerefunded @ 6/01/12)......... 5.125    06/01/32        1,625,100
                                                                              --------------
                                                                                  18,757,138
                                                                              --------------
            NEW HAMPSHIRE  0.3%
    1,000   New Hampshire Hlth & Ed Fac Auth Rev
            Derryfield Sch............................... 7.000    07/01/30        1,033,140
      950   New Hampshire St Bus Fin Auth Wtr Fac Rev
            Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)..... 6.300    05/01/22          959,965
                                                                              --------------
                                                                                   1,993,105
                                                                              --------------
            NEW JERSEY  6.9%
      375   Burlington Cnty, NJ Bridge Cmnty Econ Dev Rev
            The Evergreens Proj.......................... 5.625    01/01/38          343,129
    1,200   New Jersey Econ Dev Auth Rev Cig Tax......... 5.750    06/15/29        1,176,912
    3,150   New Jersey Econ Dev Auth Rev Cig Tax......... 5.750    06/15/34        3,026,457
   25,000   New Jersey Econ Dev Auth St Contract Econ
            Recovery (MBIA Insd)......................... 5.900    03/15/21       28,997,250
    2,000   New Jersey Hlthcare Fac Fin Auth Rev Holy
            Name Hosp.................................... 5.000    07/01/36        1,741,740
    2,300   New Jersey Hlthcare Fac Fin Auth Rev Saint
            Peter Univ Hosp Oblig........................ 5.750    07/01/37        2,242,661
    2,095   New Jersey St Trans Tr Fd Auth Trans Sys
            Ser A........................................ 5.750    06/15/17        2,420,898
    4,500   Tobacco Settlement Fin Corp NJ Ser A1........ 4.750    06/01/34        3,559,140
   14,000   Tobacco Settlement Fin Corp NJ Ser A1 (c).... 5.000    06/01/41       11,205,390
                                                                              --------------
                                                                                  54,713,577
                                                                              --------------
            NEW MEXICO  0.2%
    1,250   Jicarilla, NM Apache Nation Rev Ser A
            (Acquired 10/23/03, Cost $1,275,475) (h)..... 5.500    09/01/23        1,297,225
                                                                              --------------

            NEW YORK  13.6%
    8,400   Metropolitan Trans Auth NY Dedicated Tax Fund
            Rfdg Ser B (XCLA Insd) (d) (e)............... 5.000    11/15/20        8,400,000
    2,500   Metropolitan Trans Auth NY Rev Rfdg Ser A
            (FGIC Insd).................................. 5.250    11/15/31        2,531,125

 26                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$  13,750   Metropolitan Trans Auth NY Rev Trans Ser B
            (FSA Insd) (c)............................... 4.500%   11/15/36   $   14,034,146
    2,400   New York City Hsg Dev Corp Multi-Family Hsg
            Rev Ser E1 (AMT)............................. 5.350    11/01/37        2,340,912
    3,650   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Proj Ser B................... 6.750    03/01/15        3,762,164
   16,930   New York City Trans Auth Trans Fac Livingston
            Plaza Proj Rfdg Ser 1993 (FSA Insd) (g)...... 5.400    01/01/18       18,630,280
    2,000   New York City Trans Future Tax Second Ser C
            (AMBAC Insd)................................. 5.250    08/01/22        2,100,740
    7,225   New York, NY Sub Ser I-1 (c)................. 5.000    02/01/26        7,466,617
    2,500   New York St Dorm Auth Lease Rev Muni Hlth Fac
            Impt Pgm Ser A (FSA Insd).................... 5.500    05/15/25        2,528,675
    7,485   New York St Dorm Auth Rev City Univ Sys
            Ser C........................................ 7.500    07/01/10        7,897,349
    3,000   New York St Dorm Auth Rev Hosp
            (MBIA Insd).................................. 5.000    08/01/33        3,033,480
    2,000   New York St Dorm Auth Rev St Univ Ed Fac 1989
            Res (MBIA Insd) (Prerefunded @ 5/15/10)...... 6.000    05/15/16        2,165,000
    3,000   New York St Dorm Auth Rev St Univ Ed Fac
            (FGIC Insd) (Prerefunded @ 5/15/10).......... 5.750    05/15/24        3,232,620
    2,840   New York St Loc Govt Assistance Corp Rfdg
            Ser E........................................ 6.000    04/01/14        3,131,611
    1,500   New York St Urban Dev Corp Rev Correctional
            Fac Rfdg..................................... 5.500    01/01/13        1,613,130
    5,500   New York St Urban Dev Corp Rev St Fac & Equip
            Sub Ser A (CIFG Insd) (d) (e)................ 7.750    03/15/33        5,500,000
   12,100   Port Auth NY & NJ (c)........................ 5.000    10/01/35       12,366,062
    3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
            Intl Arpt Terminal 6 (MBIA Insd) (AMT)....... 5.750    12/01/22        3,010,170
    3,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
            Intl Arpt Terminal 6 (MBIA Insd) (AMT)....... 5.750    12/01/25        2,999,850
      950   Seneca Nation Indians Cap Impt Auth NY Spl
            Oblig Ser A (f).............................. 5.000    12/01/23          845,348
                                                                              --------------
                                                                                 107,589,279
                                                                              --------------
            NORTH CAROLINA  6.0%
    5,850   North Carolina Cap Fac Fin Agy Rev Duke Univ
            Proj Ser A................................... 5.000    10/01/41        5,973,318
    4,000   North Carolina Eastern Muni Pwr Agy Pwr Sys
            Rev Ser D.................................... 6.750    01/01/26        4,195,160
    9,000   North Carolina Med Care Commn Hlthcare Fac
            Rev Univ Eastern Carolina (AMBAC Insd) (d)
            (e).......................................... 4.500    12/01/28        9,000,000

See Notes to Financial Statements                                             27

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            NORTH CAROLINA (CONTINUED)
$   1,500   North Carolina Med Care Commn Retirement Fac
            Rev First Mtg Southminster Proj Ser A........ 5.750%   10/01/37   $    1,485,210
   25,000   North Carolina Muni Pwr Agy No 1 Catawba Elec
            Rev Rfdg (MBIA Insd)......................... 6.000    01/01/12       27,232,250
                                                                              --------------
                                                                                  47,885,938
                                                                              --------------
            NORTH DAKOTA  0.3%
      570   North Dakota St Hsg Fin Agy Rev Hsg Fin Pgm
            Home Mtg Fin Ser B (MBIA Insd) (AMT)......... 5.500    07/01/29          582,135
    1,500   Ward Cnty, ND Hlthcare Fac Rev Trinity
            Obligated Group Rfdg......................... 5.125    07/01/29        1,384,215
                                                                              --------------
                                                                                   1,966,350
                                                                              --------------
            OHIO  6.6%
   12,400   Buckeye, OH Tob Settlement Fin Auth Asset Bkd
            Sr Turbo Ser A-2............................. 5.750    06/01/34       11,209,476
    6,500   Buckeye, OH Tob Settlement Fin Auth Sr Turbo
            Ser A-2...................................... 5.875    06/01/30        6,048,250
    6,750   Buckeye, OH Tob Settlement Fin Auth Sr Turbo
            Ser A-2...................................... 5.875    06/01/47        5,973,210
      450   Cuyahoga Cnty, OH Hlthcare Indpt Living Fac
            Rev Eliza Jennings Sr Care Ser A............. 5.750    05/15/27          408,636
    2,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
            Proj......................................... 7.500    01/01/30        2,147,980
    1,000   Delaware Cnty, OH Cap Fac (Prerefunded @
            12/01/10).................................... 6.000    12/01/25        1,095,890
    1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare
            Ser S........................................ 5.375    10/01/30        1,014,270
    4,500   Lorain Cnty, OH Hosp Rev Fac Catholic Ser A
            (FSA Insd) (b)............................... 5.000    02/01/24        4,610,475
    4,525   Lorain Cnty, OH Hosp Rev Fac Catholic Ser B
            (FSA Insd) (b)............................... 5.000    02/01/24        4,636,089
    4,800   Lorain Cnty, OH Hosp Rev Fac Catholic Ser C
            (FSA Insd) (b)............................... 5.000    04/01/24        4,917,840
    1,625   Montgomery Cnty, OH Rev Catholic Hlth Ser C-1
            (FSA Insd) (b)............................... 5.000    10/01/41        1,644,126
    8,000   Ohio St Air Quality Dev Auth Rev Dayton Pwr
            (FGIC Insd) (AMT) (c)........................ 4.800    09/01/36        8,066,778
    1,000   Ohio St Higher Ed Fac Cmnty Rev Hosp Univ
            Hosp Hlth Sys Inc Ser A...................... 5.250    01/15/46          936,300
                                                                              --------------
                                                                                  52,709,320
                                                                              --------------
            OKLAHOMA  1.0%
    1,505   Alva, OK Hosp Auth Hosp Rev Sales Tax (Radian
            Insd)........................................ 5.250    06/01/25        1,528,945
    2,175   Chickasaw Nation, OK Hlth Sys (f)............ 6.250    12/01/32        2,170,780
    1,500   Jenks, OK Aquarium Auth Rev First Mtg (MBIA
            Insd) (Prerefunded @ 7/01/10)................ 6.100    07/01/30        1,630,665

 28                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            OKLAHOMA (CONTINUED)
$   1,575   Oklahoma City, OK Arpt Tr Jr Lien 27th Ser B
            (FSA Insd) (AMT)............................. 5.750%   07/01/16   $    1,632,960
    1,000   Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev
            (FGIC Insd).................................. 5.250    10/01/29        1,026,520
                                                                              --------------
                                                                                   7,989,870
                                                                              --------------
            OREGON  0.8%
    4,350   Oregon Hlth Sciences Univ Insd Ser A (MBIA
            Insd)........................................ 5.250    07/01/22        4,543,445
    1,985   Portland, OR Urban Renewal & Redev Downtown
            Wtrfront Ser A (AMBAC Insd).................. 5.750    06/15/16        2,109,102
                                                                              --------------
                                                                                   6,652,547
                                                                              --------------
            PENNSYLVANIA  3.3%
    2,750   Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys
            West PA Ser A................................ 5.000    11/15/28        2,289,925
      575   Allegheny Cnty, PA Rfdg Ser C-53 (FGIC
            Insd)........................................ 5.500    11/01/14          608,586
      230   Allegheny Cnty, PA San Auth Swr Rev
            (MBIA Insd).................................. 5.500    12/01/30          239,892
    2,615   Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med
            Rfdg (FHA Gtd)............................... 7.000    08/01/22        2,635,763
      875   Montgomery Cnty, PA Indl Dev Auth Rev Mtg
            Whitemarsh Continuing Care Proj.............. 6.250    02/01/35          803,399
    1,550   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev
            Reliant Energy Ser B (AMT)................... 6.750    12/01/36        1,566,399
    1,600   Pennsylvania Hsg Fin Agy Single Family Mtg
            Rev Ser 94-A (AMT)........................... 5.100    10/01/31        1,528,384
    9,240   Pennsylvania St Pub Sch Bldg Auth Lease Rev
            Sch Dist Philadelphia Proj Ser B (FSA Insd)
            (c).......................................... 4.500    06/01/32        9,006,743
    1,000   Philadelphia, PA Auth Indl Dev PA Arpt Sys
            Proj Ser A (FGIC Insd) (AMT)................. 5.125    07/01/19          991,290
    2,400   Philadelphia, PA Gas Wks Rev 1998 Gen
            Ordinance Ser 4 (FSA Insd)................... 5.250    08/01/22        2,493,432
    2,350   Pittsburgh, PA Ser A (AMBAC Insd)............ 5.500    09/01/16        2,503,761
    1,580   Ridley Park, PA Hosp Auth Rev Taylor Hosp Ser
            A (g)........................................ 6.000    12/01/13        1,715,074
                                                                              --------------
                                                                                  26,382,648
                                                                              --------------
            RHODE ISLAND  0.1%
    1,100   Rhode Island Hsg & Mtg Fin Corp Homeownership
            Oppty Ser 57-B (AMT)......................... 5.350    10/01/37        1,071,334
                                                                              --------------

            SOUTH CAROLINA  6.8%
    2,375   Berkeley Cnty, SC Sch Dist Ctf Partn Berkeley
            Sch Fac Grp Inc (MBIA Insd) (g).............. 5.250    02/01/16        2,598,060
    3,375   Charleston Ed Excellence Fin Corp SC Rev
            (c).......................................... 5.250    12/01/25        3,455,384
   10,125   Charleston Ed Excellence Fin Corp SC Rev
            (c).......................................... 5.250    12/01/26       10,366,152

See Notes to Financial Statements                                             29

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            SOUTH CAROLINA (CONTINUED)
$   3,490   Charleston Ed Excellence Fin Corp SC Rev (AGC
            Insd) (c).................................... 5.250%   12/01/28   $    3,626,538
    6,510   Charleston Ed Excellence Fin Corp SC Rev (AGC
            Insd) (c).................................... 5.250    12/01/30        6,764,687
    1,840   Myrtle Beach, SC Hospitality Fee Rev Ser A
            (FGIC Insd) (a).............................. 5.375    06/01/21        1,938,826
    1,935   Myrtle Beach, SC Hospitality Fee Rev Ser A
            (FGIC Insd) (a).............................. 5.375    06/01/22        2,029,428
    1,400   South Carolina Jobs Econ Dev Auth Hlth Fac
            Rev First Rfdg First Mtg Wesley Commons...... 5.300    10/01/36        1,145,522
    1,100   South Carolina Jobs Econ Dev Auth Hlthcare
            Fac Rev Rfdg First Mtg Lutheran Homes........ 5.500    05/01/28          932,690
    1,000   South Carolina Jobs Econ Dev Auth Hlthcare
            Fac Rev Rfdg First Mtg Lutheran Homes........ 5.625    05/01/42          826,030
    3,000   South Carolina Jobs Econ Dev Auth Hosp Fac
            Rev Palmetto Hlth Alliance Rfdg Ser A........ 6.250    08/01/31        3,047,850
    8,350   South Carolina Jobs Econ Dev Auth Hosp Fac
            Rev Rfdg Palmetto Hlth Ser A (FSA Insd) (d)
            (e).......................................... 4.990    08/01/35        8,350,000
    4,500   South Carolina Jobs Econ Dev Auth Indl Rev
            Elec & Gas Co Proj Ser A (AMBAC Insd)........ 5.200    11/01/27        4,592,160
    3,750   South Carolina Jobs Econ Dev Auth Indl Rev
            Elec & Gas Co Proj Ser B (AMBAC Insd)
            (AMT)........................................ 5.450    11/01/32        3,750,000
      750   South Carolina Jobs Econ Dev Auth Rev
            Woodlands at Furman Proj Ser A............... 6.000    11/15/27          701,348
                                                                              --------------
                                                                                  54,124,675
                                                                              --------------
            SOUTH DAKOTA  1.0%
    2,250   Deadwood, SD Ctf Partn (ACA Insd)............ 6.375    11/01/20        2,363,490
    4,500   South Dakota Hsg Dev Auth Homeownership Mtg
            Ser E (AMT) (c).............................. 4.625    05/01/36        3,922,491
    1,000   South Dakota St Hlth & Ed Fac Auth Rev
            Children's Care Hosp Rfdg (Prerefunded @
            11/01/09).................................... 6.125    11/01/29        1,066,010
      845   South Dakota St Hlth & Ed Fac Auth Vocational
            Ed Pgm Ser A (AMBAC Insd).................... 5.400    08/01/13          850,349
                                                                              --------------
                                                                                   8,202,340
                                                                              --------------
            TENNESSEE  2.1%
    4,345   Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev
            CDFI Phase I LLC Proj Rfdg Ser A............. 5.125    10/01/35        3,765,899
    3,500   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
            First Mtg Mtn St Hlth Rfdg Ser A (MBIA Insd)
            (Prerefunded @ 7/01/12)...................... 7.500    07/01/25        4,068,190
    5,345   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
            First Mtg Mtn St Hlth Ser A.................. 5.500    07/01/36        4,983,357
      410   Montgomery Cnty, TN Pub Impt Rfdg (FGIC Insd)
            (a).......................................... 5.500    05/01/16          439,274

 30                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            TENNESSEE (CONTINUED)
$   2,000   Tennessee Energy Acquisition Corp Gas Rev Ser
            A............................................ 5.250%   09/01/21   $    1,971,020
    1,465   Tennessee Hsg Dev Agy Homeownership Prog 2006
            (AMT)........................................ 5.150    01/01/37        1,385,289
                                                                              --------------
                                                                                  16,613,029
                                                                              --------------
            TEXAS  15.9%
    2,685   Beaumont, TX Wtrwks & Swr Sys (FGIC Insd)
            (Prerefunded @ 9/01/10) (a).................. 6.250    09/01/15        2,915,051
      300   Brazos Cnty, TX Hlth Fac Dev Oblig Grp....... 5.375    01/01/32          293,490
    1,155   Dallas Cnty, TX Flood Ctl Dist Rfdg.......... 6.750    04/01/16        1,185,434
    4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt &
            Rfdg Ser A (FGIC Insd) (AMT)................. 5.500    11/01/31        3,942,920
    4,000   Dallas-Fort Worth, TX Intl Arpt Rev Ser A
            (FGIC Insd) (AMT)............................ 5.750    11/01/30        4,015,360
    1,050   Dallas-Fort Worth, TX Intl Arpt Rev Ser C
            (MBIA Insd) (AMT)............................ 5.750    11/01/18        1,060,752
    2,000   Dallas-Fort Worth, TX Intl Arpt Rev Ser C
            (MBIA Insd) (AMT)............................ 6.000    11/01/23        2,021,680
    7,960   El Paso Cnty, TX Hosp Dist Ser A (AGL Insd)
            (b).......................................... 5.000    08/15/37        7,997,571
    3,730   Fort Bend, TX Indpt Sch Dist Rfdg & Sch Bldg
            (PSF Gtd) (b)................................ 5.000    08/15/27        3,875,806
    6,000   Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev
            Ars Baylor College Med (AMBAC Insd) (d)
            (e).......................................... 5.170    11/15/47        6,000,000
    1,000   Harris Cnty, TX Hlth Fac Dev Mem Hermann
            Hlthcare Ser A (Prerefunded @ 6/01/11)....... 6.375    06/01/29        1,112,940
    4,820   Harris Cnty, TX Toll Rd (AMBAC Insd)
            (Prerefunded @ 8/15/09)......................   *      08/15/18        2,515,365
    1,000   Harris Cnty, TX Toll Rd (AMBAC Insd)
            (Prerefunded @ 8/15/09)......................   *      08/15/21          424,520
    3,000   Harris Cnty-Houston, TX Sports Auth Spl Rev
            Jr Lien Rfdg Ser B (MBIA Insd)............... 5.250    11/15/40        3,014,160
    1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (FSA
            Insd) (AMT).................................. 5.625    07/01/30        1,008,130
    5,105   Houston, TX Hotel Occupancy Tax & Spl Rev
            Convention & Entmt Ser B (AMBAC Insd)........ 5.750    09/01/15        5,424,879
      225   Houston, TX Pub Impt & Rfdg (FSA Insd)....... 5.750    03/01/15          239,546
    3,000   Houston, TX Util Sys Rev First Lien Rfdg Ser
            A (FSA Insd)................................. 5.250    05/15/21        3,200,610
   12,800   Houston, TX Util Sys Rev Rfdg Comb First Lien
            Ser A (FSA Insd)............................. 5.000    11/15/36       13,112,064
    5,025   Judson, TX Indpt Sch Dist Sch Bldg (AGL
            Insd)........................................ 5.000    02/01/37        5,106,556
      965   Lower CO Riv Auth TX Transmission Proj Corp
            (FGIC Insd).................................. 5.000    05/15/33          962,240
    1,650   Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem
            Hlth Sys East TX............................. 5.500    02/15/32        1,526,399

See Notes to Financial Statements                                             31

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   1,250   Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem
            Hlth Sys East TX............................. 5.500%   02/15/37   $    1,140,850
    1,500   Mesquite, TX Hlth Fac Dev Retirement Fac
            Christian Care Ctr........................... 5.625    02/15/35        1,357,110
    1,500   Mesquite, TX Hlth Fac Dev Retirement Fac
            Christian Care Ctr (Prerefunded @ 2/15/10)... 7.500    02/15/18        1,643,475
    1,100   Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj.......................... 7.200    01/01/21        1,115,103
    1,500   Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj.......................... 7.250    01/01/31        1,517,955
    1,500   North Central, TX Hlth Fac Dev Corp Rev Hosp
            Baylor Hlthcare Sys Proj Ser A............... 5.125    05/15/29        1,504,350
    5,750   North Central, TX Hlth Fac Dev Corp Rev Hosp
            Childrens Med Ctr Dallas (AMBAC Insd)........ 5.250    08/15/32        5,823,657
    1,500   North TX Twy Auth Rev Rfdg Sys First Tier
            Ser A........................................ 5.625    01/01/33        1,530,705
    1,000   North TX Twy Auth Rev Rfdg Sys First Tier
            Ser B........................................ 5.625    01/01/28        1,034,200
    1,000   North TX Twy Auth Rev Rfdg Sys First Tier
            Ser B........................................ 6.000    01/01/26        1,074,270
    1,420   North TX Twy Auth Rev Rfdg Sys First Tier
            Ser B........................................ 6.000    01/01/27        1,516,489
      650   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
            Retirement CC Young Mem Hom Proj............. 5.750    02/15/25          589,147
    1,000   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
            Retirement Fac Buckingham Sr Living
            Cmnty Inc.................................... 5.625    11/15/27          877,860
    4,200   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
            Retirement Fac Buckingham Sr Living
            Cmnty Inc.................................... 5.750    11/15/37        3,650,808
    8,000   Tarrant Cnty, TX Cultural Ed Fac Fin Corp
            Retirement Fac Buckner Retirement Svc
            Inc Proj..................................... 5.250    11/15/37        7,164,000
    3,750   Tarrant Cnty, TX Hlth Fac Dev Corp Hosp Rev
            Rfdg Cook Childrens Med Ctr (FSA Insd)....... 5.000    12/01/30        3,792,563
    1,305   Texas St Pub Ppty Fin Corp Rev Mental Hlth &
            Retardation Rfdg (FSA Insd).................. 5.500    09/01/13        1,317,071
    2,750   Texas St Vets Housing Assistance Pgm Vet Ser
            B (FHA Gtd) (AMT)............................ 6.100    06/01/31        2,795,843
    1,000   Texas Tech Univ Rev Fin Sys Ser 7 (MBIA Insd)
            (Prerefunded @ 2/15/12)...................... 5.000    08/15/25        1,074,210
    8,700   Texas St Trans Commn Mobility Fd (c)......... 5.000    04/01/28        9,065,922

 32                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   1,500   Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien
            Ser B........................................ 5.250%   07/15/17   $    1,557,690
    4,900   Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt
            East TX Med Ctr Rfdg Ser A................... 5.375    11/01/37        4,307,786
                                                                              --------------
                                                                                 126,406,537
                                                                              --------------
            UTAH  0.3%
    1,000   Utah Hsg Corp Single Family Mtg Rev Ser E
            (AMT) (c).................................... 5.250    01/01/39          957,380
    1,100   Utah St Charter Sch Fin Auth Charter Sch Rev
            Summit Academy Ser A......................... 5.800    06/15/38        1,020,096
                                                                              --------------
                                                                                   1,977,476
                                                                              --------------
            VIRGINIA  2.9%
    1,320   Fairfax Cnty, VA Ctf Partn................... 5.300    04/15/23        1,364,180
      750   Lexington, VA Indl Dev Auth Residential Care
            Fac Rev Mtg Kendal at Lexington Ser A........ 5.500    01/01/37          657,803
      750   Peninsula Town Ctr Cmnty Dev Auth VA
            Spl Oblig.................................... 6.450    09/01/37          692,273
      800   Tobacco Settlement Fin Corp VA............... 5.500    06/01/26          878,344
    5,920   Tobacco Settlement Fin Corp VA (Prerefunded @
            6/01/15)..................................... 5.625    06/01/37        6,627,203
    3,150   Virginia St Hsg Auth Dev Auth Rental Hsg Ser
            D (AMT) (c).................................. 4.500    07/01/29        2,797,281
    3,650   Virginia St Hsg Auth Dev Auth Rental Hsg Ser
            D (AMT) (c).................................. 4.600    07/01/33        3,226,447
    5,475   Virginia St Hsg Auth Dev Comwlth Mtg Ser B
            (AMT) (c).................................... 4.850    01/01/36        5,041,000
    2,000   White Oak Vlg Shops VA Cmnty Dev Auth Spl
            Assmt Rev.................................... 5.300    03/01/17        1,933,460
                                                                              --------------
                                                                                  23,217,991
                                                                              --------------
            WASHINGTON  4.6%
    2,500   Energy Northwest WA Elec Rev Proj No 3 Rfdg
            Ser A (FSA Insd)............................. 5.500    07/01/18        2,659,775
    5,360   Energy Northwest WA Elec Rev Proj No 3 Rfdg
            Ser B (FSA Insd)............................. 6.000    07/01/16        5,935,664
    2,500   Goat Hill Ppty WA Lease Rev Govt Office Bldg
            Proj (MBIA Insd)............................. 5.000    12/01/33        2,549,050
    1,950   Kalispel Tribe Indians Priority Dist WA
            Rev.......................................... 6.625    01/01/28        1,866,267
    7,720   Klickitat Cnty, WA Pub Util Dist No 001 Elec
            Rev Rfdg Ser B (FGIC Insd) (a)............... 5.000    12/01/25        7,762,460
    1,000   Port Seattle, WA Rev Ser B (MBIA Insd)
            (AMT)........................................ 5.625    02/01/24        1,007,990
    1,435   Radford Ct Ppty WA Student Hsg Rev (MBIA
            Insd) (a).................................... 6.000    06/01/15        1,533,384
    1,585   Radford Ct Ppty WA Student Hsg Rev (MBIA
            Insd) (a).................................... 6.000    06/01/16        1,693,668
    1,000   Seattle, WA Muni Lt & Pwr Rev................ 5.625    12/01/18        1,054,730

See Notes to Financial Statements                                             33

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            WASHINGTON (CONTINUED)
$   1,250   Skagit Cnty, WA Pub Hosp Dist No 001 Rev
            Skagit Vly Hosp.............................. 5.500%   12/01/30   $    1,180,537
    1,250   Skagit Cnty, WA Pub Hosp Dist No 001 Rev
            Skagit Vly Hosp.............................. 5.750    12/01/28        1,240,988
    1,140   Skagit Cnty, WA Pub Hosp Dist No 001 Rev
            Skagit Vly Hosp.............................. 5.750    12/01/32        1,096,463
    2,100   Spokane, WA Pub Fac Dist Hotel (MBIA Insd)... 5.750    12/01/21        2,268,084
    3,000   Spokane, WA Pub Fac Dist Hotel Motel & Sales
            Use Tax (MBIA Insd).......................... 5.250    09/01/33        3,060,930
    1,000   Washington St Hsg Fin Cmnty Nonprofit Rev
            Skyline at First Hill Proj Ser A............. 5.625    01/01/38          849,970
    1,000   Washington St Hsg Fin Cmnty Single Family
            Prog Ser 2-A (GNMA Collateralized) (AMT)..... 4.700    12/01/38          854,680
                                                                              --------------
                                                                                  36,614,640
                                                                              --------------
            WEST VIRGINIA  0.2%
      250   Ohio Cnty, VA Cnty Commn Tax Increment Rev
            Fort Henry Ctr Fin Dist Ser A................ 5.625    06/01/22          254,433
    1,500   Pleasants Cnty, VA Pollutn Ctl Rev Cnty Comm
            Allegheny Rfdg Ser F......................... 5.250    10/15/37        1,426,710
                                                                              --------------
                                                                                   1,681,143
                                                                              --------------
            WISCONSIN  2.5%
      510   Badger Tob Asset Sec Corp WI................. 6.375    06/01/32          513,091
    2,000   Southeast WI Professional Baseball Pk Dist
            Sales Tax Rev Rfdg Ser A (MBIA Insd)......... 5.500    12/15/20        2,267,360
    7,500   Wisconsin Hsg & Econ Dev Auth Home Ownership
            Rev Ser A (AMT) (c).......................... 4.750    09/01/33        6,761,950
    5,935   Wisconsin Hsg & Econ Dev Auth Home Ownership
            Rev Ser A (AMT) (c).......................... 4.800    03/01/38        5,306,651
    4,750   Wisconsin St Hlth & Ed Fac Auth Rev Ministry
            Hlth (FSA Insd).............................. 5.000    08/01/34        4,708,485
      300   Wisconsin St Hlth & Ed Fac Auth Rev Newcastle
            Place Inc Ser A.............................. 6.000    12/01/27          278,952
                                                                              --------------
                                                                                  19,836,489
                                                                              --------------
            WYOMING  0.2%
    2,000   Sweetwater Cnty, WY Solid Waste Disp Rev FMC
            Corp Proj Rfdg (AMT)......................... 5.600    12/01/35        1,843,480
                                                                              --------------

            GUAM  0.7%
    5,800   Guam Pwr Auth Rev Ser A (AMBAC Insd)......... 5.250    10/01/34        5,799,710
                                                                              --------------

 34                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                   COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            PUERTO RICO  0.7%
$   4,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
            Ser Y (FSA Insd) (c)......................... 6.250%   07/01/21   $    4,724,620
    1,000   Puerto Rico Indl Tourist Ed Med &
            Environmental Ctl Fac Fin Auth Higher Ed
            Rev.......................................... 5.375    02/01/19          996,680
       50   Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I
            (Comwth Gtd) (Prerefunded @ 7/01/14)......... 5.250    07/01/33           54,742
                                                                              --------------
                                                                                   5,776,042
                                                                              --------------
            U.S. VIRGIN ISLANDS  0.5%
    1,500   Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A............................ 6.375    10/01/19        1,602,840
    1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A (ACA Insd) (Prerefunded @
            10/01/10).................................... 6.125    10/01/29        1,088,920
    1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A (Prerefunded @ 10/01/10)... 6.500    10/01/24        1,103,860
                                                                              --------------
                                                                                   3,795,620
                                                                              --------------

TOTAL LONG-TERM INVESTMENTS  202.6%
  (Cost $1,619,796,718)....................................................    1,606,407,321
SHORT-TERM INVESTMENTS  0.9%
  (Cost $6,700,000)........................................................        6,700,000
                                                                              --------------

TOTAL INVESTMENTS  203.5%
  (Cost $1,626,496,718)....................................................    1,613,107,321
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (32.2%)
  (Cost ($254,925,000))
 (254,925)  Notes with interest rates ranging from 2.42% to 5.00% at April
            30, 2008 and contractual maturities of collateral ranging from
            2021 to 2047 (See Note 1) (i)..................................     (254,925,000)
                                                                              --------------

TOTAL NET INVESTMENTS  171.3%
  (Cost $1,371,571,718)....................................................    1,358,182,321
LIABILITIES IN EXCESS OF OTHER ASSETS  (3.7%)..............................      (29,018,184)
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (67.6%)................     (536,409,050)
                                                                              --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%.............................   $  792,755,087
                                                                              ==============

See Notes to Financial Statements                                             35

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2008 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) Security purchased on a when-issued or delayed delivery basis.

(c) Underlying security related to Inverse Floaters entered into by the Trust. (See Note 1).

(d) Security includes a feature allowing the Trust an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(e) Variable Rate Coupon

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) Escrowed to Maturity

(h) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.6% of net assets applicable to common shares.

(i) Floating Rate notes. The interest rates shown reflect the rates in effect at April 30, 2008.

ACA--American Capital Access

AGC--AGC Insured Custody Certificates

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Comwth--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

PSF--Public School Fund

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

 36                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2008 (Unaudited)

ASSETS:
Total Investments (Cost $1,626,496,718).....................  $1,613,107,321
Receivables:
  Investments Sold..........................................      51,772,254
  Interest..................................................      22,905,552
                                                              --------------
    Total Assets............................................   1,687,785,127
                                                              --------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................     254,925,000
  Investments Purchased.....................................     101,038,005
  Investment Advisory Fee...................................         488,909
  Income Distributions--Common Shares.......................         146,424
  Custodian Bank............................................             351
  Other Affiliates..........................................          27,496
Trustees' Deferred Compensation and Retirement Plans........       1,541,381
Accrued Expenses............................................         453,424
                                                              --------------
    Total Liabilities.......................................     358,620,990
Preferred Shares (including accrued distributions)..........     536,409,050
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  792,755,087
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($792,755,087 divided by
  53,999,602 shares outstanding)............................  $        14.68
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 53,999,602 shares issued and
  outstanding)..............................................  $      539,996
Paid in Surplus.............................................     824,947,710
Accumulated Undistributed Net Investment Income.............       5,445,961
Net Unrealized Depreciation.................................     (13,389,397)
Accumulated Net Realized Loss...............................     (24,789,183)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  792,755,087
                                                              ==============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 21,440 issued with liquidation preference of
  $25,000 per share)........................................  $  536,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $1,328,755,087
                                                              ==============

See Notes to Financial Statements                                             37

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 43,407,842
                                                              ------------
EXPENSES:
Interest & Residual Trust Expense...........................     4,912,027
Investment Advisory Fee.....................................     3,716,121
Preferred Share Maintenance.................................       689,486
Accounting and Administrative Expenses......................       125,058
Professional Fees...........................................        77,023
Reports to Shareholders.....................................        40,757
Custody.....................................................        35,929
Transfer Agent Fees.........................................        35,264
Trustees' Fees and Related Expenses.........................         9,564
Depreciation in Trustee's Deferred Compensation Accounts....      (170,876)
Other.......................................................        38,228
                                                              ------------
    Total Expenses..........................................     9,508,581
    Investment Advisory Fee Reduction.......................       675,658
    Less Credits Earned on Cash Balances....................           154
                                                              ------------
    Net Expenses............................................     8,832,769
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 34,575,073
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (4,781,872)
  Futures...................................................    (9,980,264)
                                                              ------------
Net Realized Loss...........................................   (14,762,136)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    40,999,027
  End of the Period:
    Investments.............................................   (13,389,397)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (54,388,424)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(69,150,560)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (9,685,106)
                                                              ============
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $(44,260,593)
                                                              ============

 38                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................   $ 34,575,073        $ 56,902,599
Net Realized Loss........................................    (14,762,136)        (10,925,564)
Net Unrealized Depreciation During the Period............    (54,388,424)        (30,994,070)

Distributions to Preferred Shareholders:
  Net Investment Income..................................     (9,685,106)        (17,748,008)
  Net Realized Gain......................................            -0-            (281,906)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations.............................................    (44,260,593)         (3,046,949)

Distributions to Common Shareholders:
  Net Investment Income..................................    (22,185,183)        (38,512,865)
  Net Realized Gain......................................            -0-            (814,663)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................    (66,445,776)        (42,374,477)
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through Merger......            -0-         178,974,855
Repurchase of Shares.....................................     (8,563,285)        (12,203,223)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  CAPITAL TRANSACTIONS...................................     (8,563,285)        166,771,632

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES.....    (75,009,061)        124,397,155
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................    867,764,148         743,366,993
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $5,445,961 and $2,741,177,
  respectively)..........................................   $792,755,087        $867,764,148
                                                            ============        ============

See Notes to Financial Statements                                             39

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Six Months Ended April 30, 2008 (Unaudited)

CHANGE IN NET ASSETS FROM OPERATIONS (INCLUDING PREFERRED
  SHARE DISTRIBUTIONS)......................................  $ (44,260,593)
                                                              -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used For Operating Activities:
  Purchases of Investments..................................   (549,828,695)
  Proceeds from Sales of Investments........................    602,608,208
  Net Sales of Short-Term Investments.......................      1,600,000
  Amortization of Premium...................................        931,941
  Accretion of Discount.....................................       (957,226)
  Net Realized Gain on Investments..........................      4,781,872
  Net Change in Unrealized Depreciation on Investments......     54,976,047
  Decrease in Variation Margin on Futures...................      1,595,000
  Increase in Interest Receivables and Other Assets.........     (1,255,033)
  Increase in Receivable for Investments Sold...............    (51,547,254)
  Decrease in Accrued Expenses and Other Payables...........       (712,107)
  Increase in Investments Purchased Payable.................     80,511,811
  Increase in Custodian Bank Payable........................            351
                                                              -------------
    Total Adjustments.......................................    142,704,915
                                                              -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................     98,444,322
                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Repurchased Shares........................................     (8,845,729)
  Dividends Paid............................................    (22,730,232)
  Proceeds from and Repayments of Floating Rate Note
    Obligations.............................................    (66,870,000)
                                                              -------------
NET CASH USED FOR FINANCING ACTIVITIES......................    (98,445,961)
                                                              -------------
Net Decrease in Cash........................................         (1,639)
Cash at the Beginning of the Period.........................          1,639
                                                              -------------
CASH AT THE END OF THE PERIOD...............................  $         -0-
                                                              =============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash Paid During the Year for Interest....................  $   4,912,027
                                                              =============

 40                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          SIX MONTHS
                                                            ENDED                    YEAR ENDED OCTOBER 31,
                                                          APRIL 30,    --------------------------------------------------
                                                             2008       2007       2006       2005       2004      2003
                                                          ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................   $ 15.89    $ 16.97    $ 16.80    $ 17.34    $ 17.15   $ 17.46
                                                            -------    -------    -------    -------    -------   -------
 Net Investment Income...................................      0.64(a)    1.18(a)    1.11(a)    1.09       1.09      1.10
 Net Realized and Unrealized Gain/Loss...................     (1.26)     (1.06)      0.47      (0.48)      0.31      0.09
 Common Share Equivalent of Distributions Paid to
   Preferred Shareholders:
   Net Investment Income.................................     (0.18)     (0.37)     (0.29)     (0.22)     (0.10)    (0.08)
   Net Realized Gain.....................................       -0-      (0.01)     (0.06)      0.00      (0.01)    (0.03)
                                                            -------    -------    -------    -------    -------   -------
Total from Investment Operations.........................     (0.80)     (0.26)      1.23       0.39       1.29      1.08
Distributions Paid to Common Shareholders:
   Net Investment Income.................................     (0.41)     (0.80)     (0.82)     (0.93)     (1.00)    (1.07)
   Net Realized Gain.....................................       -0-      (0.02)     (0.24)      0.00      (0.10)    (0.32)
                                                            -------    -------    -------    -------    -------   -------
NET ASSET VALUE, END OF THE PERIOD.......................   $ 14.68    $ 15.89    $ 16.97    $ 16.80    $ 17.34   $ 17.15
                                                            =======    =======    =======    =======    =======   =======

Common Share Market Price at End of the Period...........   $ 14.06    $ 14.11    $ 14.94    $ 14.61    $ 15.34   $ 15.58
Total Return* (b)........................................     2.57%**   (0.39%)     9.86%      1.31%      5.76%     7.60%
Net Assets Applicable to Common Shares at End of the
 Period (In millions)....................................   $ 792.8    $ 867.8    $ 743.4    $ 736.0    $ 468.3   $ 463.3
Ratio of Expenses to Average Net Assets Applicable to
 Common Shares* (c)......................................     2.16%      2.45%      1.28%      1.17%      1.27%     1.28%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares* (c)........................     8.45%      7.85%      6.68%      6.51%      6.43%     6.40%
Portfolio Turnover.......................................       33%**      26%        25%        25%        18%       23%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets Applicable to
   Common Shares (c).....................................     2.32%      2.61%        N/A        N/A        N/A       N/A
  Ratio of Net Investment Income to Average Net Assets
   Applicable to Common Shares (c).......................     8.29%      7.69%        N/A        N/A        N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and Residual Trust
 Expenses) to Average Net Assets Applicable to Common
 Shares (c)..............................................     0.96%      1.12%      1.17%      1.17%      1.27%     1.28%
Ratio of Expenses (Excluding Interest and Residual Trust
 Expenses) to Average Net Assets Applicable Including
 Preferred Shares (c)....................................     0.58%      0.64%      0.73%      0.74%      0.80%     0.82%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares (d).........................     6.08%      5.36%      4.94%      5.22%      5.82%     5.92%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.......................    21,440     21,440     17,200     17,200     10,600    10,600
Asset Coverage Per Preferred Share (e)...................   $61,995    $65,519    $68,253    $67,812    $69,204   $68,721
Involuntary Liquidating Preference Per Preferred Share...   $25,000    $25,000    $25,000    $25,000    $25,000   $25,000
Average Market Value Per Preferred Share.................   $25,000    $25,000    $25,000    $25,000    $25,000   $25,000

** Non-Annualized

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

N/A=Not applicable

See Notes to Financial Statements                                             41

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Investment Grade Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment. The Trust commenced investment operations on January 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2008, the Trust had $79,978,664 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Trust adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on April 30, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

unrecognized tax benefits in the accompanying financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended October 31, 2007, remains subject to examination by taxing authorities.

    At April 30, 2008, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,357,149,981
                                                              ==============
Gross tax unrealized appreciation...........................  $   46,584,983
Gross tax unrealized depreciation...........................     (45,552,643)
                                                              --------------
Net tax unrealized appreciation on investments..............  $    1,032,340
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of future gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2007 was as follows:

Distributions paid from:
  Ordinary income...........................................  $   215,879
  Tax exempt income.........................................   55,661,853
  Long-term capital gain....................................    1,092,071
                                                              -----------
                                                              $56,969,803
                                                              ===========

    As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $   25,048
Undistributed tax exempt income.............................   3,600,279

    Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of gains relating to wash sale transactions and gains or losses recognized for tax purposes but not for book.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2008, Trust investments with a value of $343,176,953 are held by the dealer trusts and serve as collateral for the $254,925,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2008 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended April 30, 2008 were $305,089,286 and 3.24%, respectively.

G. CREDITS EARNED ON CASH BALANCES During the six months ended April 30, 2008, the Trust's custody fee was reduced by $154 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. The Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During six months ended April 30, 2008, the Adviser waived $675,658 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2008, the Trust recognized expenses of approximately $33,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2008, the Trust recognized expenses of approximately $59,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2008 and the year ended October 31, 2007, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2008     OCTOBER 31, 2007
Beginning Shares........................................     54,609,130          43,799,086
Shares Issued Through Merger............................            -0-          11,627,529
Shares Repurchased*.....................................       (609,528)           (817,485)
                                                             ----------          ----------
Ending Shares...........................................     53,999,602          54,609,130
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the six months ended April 30, 2008 and the year ended October 31, 2007, the Trust repurchased 609,528 and 817,485, respectively of its shares at an average discount of 9.07% and 7.45%, respectively from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to the review of the Trustees.

    On June 8, 2007, the Trust acquired all of the assets and liabilities of the Van Kampen Trust for Investment Grade Florida Municipals (ticker symbol VTF) through a tax free reorganization approved by VTF Trust shareholders on May 18, 2007. The Trust issued 11,627,712 common shares, of which 183 shares were sold off for cash in lieu of fractional share funding, with a net asset value of $189,066,403 and 4,240 Auction Preferred Shares (APS) with a liquidation value of $106,000,000, in exchange for VTF's net assets. The shares of VTF were converted into Trust shares at a ratio of 0.996574 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of VTF as of June 8, 2007 was $288,372,376. The Trust assumed VTF's book to tax accretion differences, which resulted in a $251,528 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable to common shares on the day of reorganization were $897,812,082 and net combined assets including preferred shares of $1,433,812,082. Included in these net assets was a Trustees deferred compensation balance of $687,411 and Trustees retirement plan balance of $111,766 which are included in accumulated undistributed net investment income. Also, included in these net assets were losses recognized for tax purposes for open futures transactions at June 8, 2007 of $1,032,418 which is included in accumulated net realized gain. The Trust incurred merger expenses of

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

$297,338, which represent costs related to the preparation, printing, and distribution of the Proxy Statement/Prospectus, Reorganization Agreement and registration statements as well as legal, audit, and filing fees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $549,828,695 and $602,608,208, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contacts for the six months ended April 30, 2008 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2007.............................    1,595
Futures Opened..............................................    1,591
Futures Closed..............................................   (3,186)
                                                               ------
Outstanding at April 30, 2008...............................        0
                                                               ======

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

B. INVERSE FLOATING RATE INVESTMENTS The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

C. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

6. PREFERRED SHARES

The Trust has outstanding 21,440 APS in nine series. Series A, B and C contain 3,000 shares each, Series D contains 1,600 shares, Series E, F and G contain 2,200 shares each, Series H contains 2,240 shares and Series I contains 2,000 shares. Dividends are cumulative and the dividend rates are generally reset every 28 days through an auction process. Beginning on February 15, 2008 and continuing through April 30, 2008, all series of preferred shares of the

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate on APS. The average rate in effect on April 30, 2008 was 2.827%. During the six months ended April 30, 2008, the rates ranged from 2.591% to 5.130%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of 25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of April 30, 2008, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

    On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2008 (UNAUDITED) continued

9. SUBSEQUENT EVENT

On June 13, 2008, the Trust announced plans for the partial redemption of its preferred shares. The Trust intends to redeem 20% of each of its Series per the table below. The Board of Trustees previously approved the use of tender option bonds as a replacement source of funding. The Depository Trust Company, the securities' holder of record, will determine how the partial series redemptions will be allocated among each participant broker-dealer account.

                           SERIES                                 DATE
A...........................................................   July 2, 2008
B...........................................................  July 10, 2008
C...........................................................  July 15, 2008
D...........................................................  July 21, 2008
E...........................................................   July 2, 2008
F...........................................................  July 10, 2008
G...........................................................  July 17, 2008
H...........................................................  July 15, 2008
I...........................................................   July 8, 2008

VAN KAMPEN TRUST FOR INVESTMENT GRADE MUNICIPALS

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
C/O COMPUTERSHARE INVESTOR SERVICES
P.O. Box 43078
Providence, Rhode Island 02940-3078

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Trust for Investment Grade Municipals

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Trust for Investment Grade Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Trust for Investment Grade Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                   VGMSAN 6/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-03196P-Y04/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade Municipals


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: June 19, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 19, 2008